UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

WASHINGTON, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-2668

Oppenheimer Rochester AMT-Free Municipal Fund

(Exact name of registrant as specified in charter)

6803 South Tucson Way, Centennial, Colorado 80112-3924

(Address of principal executive offices) (Zip code)

Cynthia Lo Bessette

OFI Global Asset Management, Inc.

225 Liberty Street, New York, New York 10281-1008

(Name and address of agent for service)

Registrant’s telephone number, including area code: (303) 768-3200

Date of fiscal year end: July 31

Date of reporting period: 4/30/2018

Item 1. Schedule of Investments.

STATEMENT OF INVESTMENTS April 30, 2018 Unaudited

Principal Amount		Coupon		Maturity	Value
Municipal Bonds and Notes—106.6%
Alabama—5.3%
$20,000,000	Birmingham, AL Commercial Devel. Authority (Civic Center Improvements)[1]	5.500%		04/01/2041	$21,572,400
385,000	Birmingham, AL Private Educational Building Authority (Birmingham-Southern College)[1]	6.125		12/01/2025	380,622
200,000	Cooperative District, AL Fort Deposit[1]	6.000		02/01/2036	177,908
3,500,000	Cullman County, AL Health Care Authority (Cullman Regional Medical Center)[1]	6.750		02/01/2029	3,574,305
4,500,000	Homewood, AL Educational Building Authority (Samford University)[1]	5.000		12/01/2047	4,929,390
4,500,000	Jefferson County, AL GO1	5.000		09/15/2035	5,061,825
20,185,000	Jefferson County, AL Sewer[1]	0.000	[2]	10/01/2046	16,825,005
8,750,000	Jefferson County, AL Sewer[1]	0.000	[2]	10/01/2050	7,521,500
20,000,000	Jefferson County, AL Sewer[1]	0.000	[2]	10/01/2050	16,635,600
8,000,000	Jefferson County, AL Sewer[1]	6.000		10/01/2042	9,210,000
7,500,000	Jefferson County, AL Sewer[1]	6.500		10/01/2053	8,816,625
4,000,000	Jefferson County, AL Sewer[1]	7.000		10/01/2051	4,832,720
200,000	Mobile, AL Improvement District (McGowin Park)[1]	5.250		08/01/2030	204,822
					99,742,722

Alaska—0.0%
600,000	AK Industrial Devel. & Export Authority Community Provider (Boys & Girls Home)[3]	5.875		12/01/2027	40,500
90,000	AK Northern Tobacco Securitization Corp. (TASC)[1]	5.000		06/01/2032	90,003
					130,503

Arizona—2.4%
500,000	AZ IDA (AM&S/AcadM&S/M&SSA Obligated Group)[1]	5.000		07/01/2038	557,980
1,800,000	AZ IDA (AM&S/AcadM&S/M&SSA Obligated Group)[1]	5.000		07/01/2048	1,987,038
2,125,000	AZ IDA (AM&S/AcadM&S/M&SSA Obligated Group)[1]	5.000		07/01/2052	2,322,349
675,000	AZ IDA (AM&S/AM&SS/MSSA Obligated Group)[1]	5.000		07/01/2042	743,195
925,000	AZ IDA (AM&S/AM&SS/MSSA Obligated Group)[1]	5.000		07/01/2047	1,015,428
1,000,000	AZ IDA (AM&S/AM&SS/MSSA Obligated Group)[1]	5.000		07/01/2051	1,091,270
386,000	Festival Ranch, AZ Community Facilities District[1]	5.750		07/01/2032	376,485
80,000	Maricopa County, AZ IDA (Greathearts Arizona)[1]	5.000		07/01/2037	90,204
145,000	Maricopa County, AZ IDA (Greathearts Arizona)[1]	5.000		07/01/2048	161,558
495,000	Maricopa County, AZ IDA (Immanuel Campus Care)[4]	8.500		04/20/2041	341,550
225,000	Maricopa County, AZ School District No. 24 (Gila Bend)[1]	5.500		07/01/2022	225,205
288,000	Merrill Ranch, AZ Community Facilities District No. 1 Special Assessment Lien[1]	5.300		07/01/2030	288,282
750,000	Phoenix, AZ IDA (Career Success Schools)[1]	7.000		01/01/2029	765,307
500,000	Phoenix, AZ IDA (Espiritu Community Devel. Corp.)[1]	6.250		07/01/2036	491,435
8,500,000	Phoenix, AZ IDA (Rowan University)[1]	5.250		06/01/2034	9,266,700

1       OPPENHEIMER ROCHESTER AMT-FREE MUNICIPAL FUND

STATEMENT OF INVESTMENTS Unaudited / Continued

Principal Amount		Coupon		Maturity	Value
Arizona (Continued)
$2,935,000	Pima County, AZ IDA (Arizona Charter School)[1]	5.375%		07/01/2031	$3,152,748
3,805,000	Pima County, AZ IDA (Center for Academic Success)[1]	5.500		07/01/2037	3,807,093
550,000	Pima County, AZ IDA (Christian Care Tucson)[1]	5.000		06/15/2037	606,491
1,010,000	Pima County, AZ IDA (Christian Care Tucson)[1]	5.000		12/15/2047	1,106,374
900,000	Pima County, AZ IDA (Excalibur Charter School)[1]	5.500		09/01/2046	871,083
1,425,000	Pima County, AZ IDA (New Plan Learning/OG Ohio/250 Shoup Mill Obligated Group)[1]	8.125		07/01/2041	1,433,963
760,000	Pima County, AZ IDA (Tucson Country Day School)[1]	5.000		06/01/2037	675,047
250,000	Pima County, AZ IDA (Valley Academy)[1]	6.500		07/01/2038	251,900
70,000	Rio Rico, AZ Fire District[1]	7.000		07/01/2030	79,522
930,000	Rio Rico, AZ Fire District[1]	7.000		07/01/2030	1,066,905
3,000,000	Salt Verde, AZ Financial Corp.[1]	5.000		12/01/2032	3,487,980
6,500,000	Salt Verde, AZ Financial Corp.[1]	5.000		12/01/2037	7,609,745
100,000	Salt Verde, AZ Financial Corp.[1]	5.500		12/01/2029	119,855
1,655,000	Tartesso West, AZ Community Facilities District[1]	5.900		07/15/2032	1,628,338
					45,621,030

Arkansas—0.1%
1,815,000	Cave Springs, AR Municipal Property (Creeks Special Sewer District)[3,5]	6.250		02/01/2038	1,324,950

California—11.0%
7,000,000	CA County Tobacco Securitization Agency	5.310	[6]	06/01/2046	1,103,060
6,000,000	CA County Tobacco Securitization Agency	6.647	[6]	06/01/2046	761,040
129,820,000	CA County Tobacco Securitization Agency	6.698	[6]	06/01/2050	12,656,152
5,000	CA County Tobacco Securitization Agency	7.230	[6]	06/01/2033	2,035
160,000	CA County Tobacco Securitization Agency (TASC)[1]	5.700	[2]	06/01/2046	160,470
50,000	CA County Tobacco Securitization Agency (TASC)[1]	5.875		06/01/2035	50,517
5,000,000	CA County Tobacco Securitization Agency (TASC)[1]	5.875		06/01/2043	5,072,000
3,375,000	CA Enterprise Devel. Authority (Sunpower Corp.)[1]	8.500		04/01/2031	3,616,751
5,000,000	CA GO1	5.000		08/01/2029	5,877,300
10,000,000	CA GO1	5.000		09/01/2032	11,570,400
8,770,000	CA GO1	5.000		08/01/2033	10,160,747
10,000,000	CA GO1	5.000		09/01/2034	11,543,900
10,085,000	CA GO1	5.000		09/01/2037	11,577,681
5,000,000	CA GO1	5.000		09/01/2045	5,688,650
8,500,000	CA GO1	5.000		08/01/2046	9,653,705
170,000	CA Golden State Tobacco Securitization Corp. (TASC)[1]	5.000		06/01/2029	191,944
10,000,000	CA Health Facilities Financing Authority (SHlth/ SBH/SVNA&H/SVMF/SVlyH/SCHosp/SEBH/SBMF Obligated Group)[1]	5.000		11/15/2046	11,168,900
10,000,000	CA Health Facilities Financing Authority (SJHS/ SJHCN/SJHE/SJHO Obligated Group)[1]	5.750		07/01/2039	10,445,500
3,350,000	CA M-S-R Energy Authority[1]	6.500		11/01/2039	4,640,051
10,000,000	CA M-S-R Energy Authority[1]	7.000		11/01/2034	13,971,300

2       OPPENHEIMER ROCHESTER AMT-FREE MUNICIPAL FUND

Principal Amount		Coupon		Maturity	Value
California (Continued)
$250,000	CA Municipal Finance Authority (Harbor Regional Center)[1]	8.500%		11/01/2039	$274,047
335,000	CA Public Works[1]	6.625		11/01/2034	335,352
450,000	CA Public Works (Various Community Colleges)[1]	5.750		10/01/2030	475,281
1,000,000	CA School Finance Authority Charter School (Coastal Academy)[1]	5.000		10/01/2033	1,038,830
2,350,000	CA Statewide CDA (Orinda Wilder)[1]	5.000		09/01/2030	2,601,685
1,450,000	Cathedral City, CA Redevel. Agency[1]	5.000		08/01/2032	1,607,919
885,000	Cathedral City, CA Redevel. Agency[1]	5.000		08/01/2033	979,792
9,985,000	Chula Vista, CA Industrial Devel. (San Diego Gas & Electric Company)[1]	5.875		02/15/2034	10,394,185
560,000	Coyote Canyon, CA Public Facilities Community Facilities District No. 2004-1[1]	6.625		09/01/2039	594,966
345,750,000	Inland, CA Empire Tobacco Securitization Authority (TASC)	7.996	[6]	06/01/2057	12,083,962
2,750,000	Lammersville, CA Joint Unified School District Special Tax Community Facilities District (Mountain House-Shea)[1]	6.000		09/01/2043	3,165,140
415,000	Lammersville, CA School District Community Facilities District (Mountain House)[1]	5.000	[2]	09/01/2025	437,796
375,000	Lammersville, CA School District Community Facilities District (Mountain House)[1]	5.100	[2]	09/01/2026	396,011
885,000	Lammersville, CA School District Community Facilities District (Mountain House)[1]	5.150	[2]	09/01/2027	934,525
1,000,000	Lammersville, CA School District Community Facilities District (Mountain House)[1]	5.200	[2]	09/01/2028	1,054,670
500,000	Lammersville, CA School District Community Facilities District (Mountain House)[1]	5.250	[2]	09/01/2029	527,305
500,000	Lammersville, CA School District Community Facilities District (Mountain House)[1]	5.300	[2]	09/01/2030	527,475
1,000,000	Lammersville, CA School District Community Facilities District (Mountain House)[1]	5.375	[2]	09/01/2032	1,053,630
2,000,000	Long Beach, CA Bond Finance Authority Natural Gas[1]	5.500		11/15/2037	2,503,960
180,000	Los Angeles, CA Community Facilities District Special Tax (Legends at Cascades)[1]	5.750		09/01/2040	184,959
1,250,000	Lynwood, CA Redevel. Agency Tax Allocation[1]	7.000		09/01/2031	1,440,312
2,930,000	Marysville, CA (Fremont-Rideout Health)[1]	5.000		01/01/2029	3,133,196
630,000	Moreno Valley, CA Unified School District Community Facilities District Special Tax[1]	5.000		09/01/2037	632,564
1,250,000	Moreno Valley, CA Unified School District Community Facilities District Special Tax No. 2004-3[1]	5.000		09/01/2037	1,255,088
1,250,000	Oxnard, CA Financing Authority Wastewater[1]	5.000		06/01/2032	1,387,988
1,500,000	Oxnard, CA Financing Authority Wastewater[1]	5.000		06/01/2033	1,659,435
850,000	Oxnard, CA Financing Authority Wastewater[1]	5.000		06/01/2034	937,865
2,575,000	Paramount, CA Unified School District[1]	5.250		08/01/2046	3,003,506
1,770,000	Poway, CA Unified School District Public Financing Authority Special Tax[1]	5.000		09/01/2033	1,988,931

3       OPPENHEIMER ROCHESTER AMT-FREE MUNICIPAL FUND

STATEMENT OF INVESTMENTS Unaudited / Continued

Principal Amount		Coupon		Maturity	Value
California (Continued)
$3,145,000	Poway, CA Unified School District Public Financing Authority Special Tax[1]	5.000%		09/01/2034	$3,512,147
10,000,000	San Francisco, CA City & County COP[7]	5.000		10/01/2033	10,651,392
250,000	San Francisco, CA City & County Redevel. Financing Authority (Mission Bay North Redevel.)[1]	6.750		08/01/2041	282,153
350,000	San Francisco, CA City & County Redevel. Financing Authority (Mission Bay North Redevel.)[1]	7.000		08/01/2041	397,345
350,000	San Jose, CA Finance Authority (Convention Center)[1]	5.500		05/01/2031	384,608
2,210,000	Santa Clara, CA Redevel. Agency Tax Allocation (Bayshore North)[1]	5.750		06/01/2026	2,464,791
1,880,000	Santa Cruz, CA Redevel. Agency Tax Allocation[1]	5.000		09/01/2035	2,095,580
					206,310,494

Colorado—2.2%
550,000	BNC, CO Metropolitan District No. 1[1]	5.000		12/01/2037	610,967
3,505,000	CO Broomfield Village Metropolitan District No. 2	6.250		12/01/2032	3,201,257
125,000	CO E-470 Public Highway Authority	6.812	[6]	09/01/2025	100,924
4,105,000	CO Educational and Cultural Facilities Authority (Rocky Mountain Academy of Evergreen)[1]	6.450		11/01/2040	4,369,896
1,000,000	CO Elkhorn Ranch Metropolitan District	6.375		12/01/2035	660,670
720,000	CO Fossil Ridge Metropolitan District No. 1[1]	7.250		12/01/2040	756,410
1,400,000	CO Health Facilities Authority (Christian Living Neighborhoods)[1]	5.000		01/01/2037	1,467,060
7,075,000	CO Health Facilities Authority (ELGS/ELGSS/ ELGSF/GSSH Obligated Group)[1]	5.000		06/01/2047	7,620,200
750,000	CO Potomac Farms Metropolitan District[1]	7.250		12/01/2037	707,753
89,000	CO Potomac Farms Metropolitan District[1]	7.625	[2]	12/01/2023	84,491
324,000	CO Silver Peaks Metropolitan District	5.750		12/01/2036	291,862
1,000,000	CO Sorrell Ranch Metropolitan District[4]	6.750		12/15/2036	350,000
175,000	Fairplay, CO Sanitation District[1]	5.250		12/15/2031	171,654
180,000	Jefferson County, CO (Section 14 Metropolitan District)[1]	5.000		12/01/2018	180,477
1,495,000	Public Authority for CO (Natural Gas Energy)[1]	6.250		11/15/2028	1,857,642
5,000,000	Public Authority for CO (Natural Gas Energy)[1]	6.500		11/15/2038	6,851,300
4,665,000	Rampart Range, CO Metropolitan District No. 1[1]	5.000		12/01/2042	5,262,680
1,500,000	Rampart Range, CO Metropolitan District No. 1[1]	5.000		12/01/2047	1,685,670
500,000	Tabernash Meadows, CO Water & Sanitation District[1]	7.125		12/01/2034	523,425
110,000	Tallyns Reach CO Metropolitan District No. 3[1]	5.000		12/01/2033	116,295
250,000	Tallyns Reach CO Metropolitan District No. 3[1]	5.125		11/01/2038	263,678
998,237	Woodmen Heights, CO Metropolitan District No. 1[1]	6.000		12/01/2041	1,004,226

4       OPPENHEIMER ROCHESTER AMT-FREE MUNICIPAL FUND

Principal Amount		Coupon		Maturity	Value
Colorado (Continued)
$3,824,161	Woodmen Heights, CO Metropolitan District No. 1	7.300%	[2]	12/15/2041	$3,353,254
					41,491,791

Connecticut—0.4%
25,000	CT H&EFA (BHosp/BHlthC/BHDF/BH&HCG Obligated Group)[1]	5.500		07/01/2032	25,042
6,125,000	CT H&EFA (Fairfield University)[1]	4.000		07/01/2042	6,162,179
500,000	Georgetown, CT Special Taxing District[3]	5.125		10/01/2036	160,000
10,546,092	Mashantucket Western Pequot Tribe CT8	6.050		07/01/2031	329,565
					6,676,786

Delaware—0.3%
2,899,000	Bridgeville, DE Special Obligation (Heritage Shores)[1]	5.450		07/01/2035	2,884,389
2,075,000	Millsboro, DE Special Obligation (Plantation Lakes)[1]	5.450		07/01/2036	1,856,689
					4,741,078

District of Columbia—1.0%
195,000	District of Columbia Ballpark[1]	5.000		02/01/2031	195,371
1,905,000	District of Columbia Center for Strategic & International Studies[1]	6.375		03/01/2031	2,107,292
2,245,000	District of Columbia Tobacco Settlement Financing Corp.[1]	6.500		05/15/2033	2,529,239
4,385,000	District of Columbia Tobacco Settlement Financing Corp.[1]	6.750		05/15/2040	4,612,099
72,125,000	District of Columbia Tobacco Settlement Financing Corp. (TASC)	6.369	[6]	06/15/2046	8,854,786
400,000	District of Columbia University (Gallaudet University)[1]	5.500		04/01/2034	433,396
					18,732,183

Florida—6.8%
100,000	Alachua County, FL Health Facilities Authority (Shands Teaching Hospital & Clinics/Shands at Lake Shore Obligated Group)[1]	6.750		12/01/2030	102,744
1,815,000	Amelia Concourse, FL Community Devel. District[4,5]	5.750		05/01/2038	1,687,950
440,000	Arlington Ridge, FL Community Devel. District[1,9]	5.500		05/01/2036	440,000
435,000	Avignon Villages, FL Community Devel. District[4]	5.300		05/01/2014	30,450
250,000	Avignon Villages, FL Community Devel. District[4]	5.400		05/01/2037	17,500
360,000	Boynton Village, FL Community Devel. District Special Assessment[1,9]	6.000		05/01/2038	359,978
1,060,000	Cascades, FL Groveland Community Devel. District[1,9]	5.300		05/01/2036	1,059,905
1,990,000	Chapel Creek, FL Community Devel. District Special Assessment[4,5]	5.500		05/01/2038	1,791,000
825,942	Clearwater Cay, FL Community Devel. District[4,5]	5.500		05/01/2037	470,787

5       OPPENHEIMER ROCHESTER AMT-FREE MUNICIPAL FUND

STATEMENT OF INVESTMENTS Unaudited / Continued

Principal Amount		Coupon	Maturity	Value
Florida (Continued)
$2,280,000	Creekside, FL Community Devel. District[4,5]	5.200%	05/01/2038	$934,800
10,000	Crosscreek, FL Community Devel. District[4]	5.500	05/01/2017	9,900
10,000	Crosscreek, FL Community Devel. District[3]	5.600	05/01/2039	9,700
405,000	Dade County, FL IDA (Miami Cerebral Palsy Residence)[1]	8.000	06/01/2022	406,802
655,000	Durbin Crossing, FL Community Devel. District Special Assessment[3,5]	5.250	11/01/2020	62,225
350,000	East Homestead, FL Community Devel. District[1]	5.000	11/01/2033	357,753
70,000	East Homestead, FL Community Devel. District[1,9]	7.250	05/01/2021	72,542
65,000	Escambia County, FL Health Facilities Authority[1]	5.950	07/01/2020	70,394
10,440,000	FL COP (Dept. of Management Services)[7]	5.250	08/01/2028	10,624,614
1,250,000	FL HEFFA (Bethune-Cookman University)[1]	5.375	07/01/2032	1,287,050
839,399	FL Lake Ashton II Community Devel. District[1]	5.375	05/01/2036	774,329
830,000	Greater Lakes/Sawgrass Bay, FL Community Devel. District[1,9]	5.500	05/01/2038	791,322
16,000,000	Greater Orlando, FL Aviation Authority[7]	5.000	10/01/2032	17,066,760
195,000	Heritage Isles, FL Community Devel. District[4]	7.100	10/01/2023	29,250
145,000	Hialeah, FL Hsg. Authority[1]	5.800	06/20/2033	147,182
105,000	Highland Meadows, FL Community Devel. District Special Assessment, Series A1,9	5.500	05/01/2036	104,996
430,000	Indigo, FL Community Devel. District[4]	5.750	05/01/2036	301,000
35,000	Jacksonville, FL Health Facilities Authority (Daughters of Charity Health Services of Austin)[1]	5.250	08/15/2027	35,090
1,255,000	Lakeland, FL Educational Facilities (Florida Southern College)[1]	5.000	09/01/2029	1,348,774
1,000,000	Lakeland, FL Educational Facilities (Florida Southern College)[1]	5.000	09/01/2037	1,057,270
1,605,000	Lucaya, FL Community Devel. District[1]	5.375	05/01/2035	1,605,080
1,775,000	Magnolia Creek, FL Community Devel. District[4,5]	5.900	05/01/2039	372,750
110,000	Magnolia West, FL Community Devel. District Special Assessment[1]	5.350	05/01/2037	108,965
5,000,000	Miami-Dade County, FL School Board[1]	5.000	05/01/2027	5,653,900
1,805,000	Miromar Lakes, FL Community Devel. District[1,9]	5.000	05/01/2035	1,873,482
775,000	Miromar Lakes, FL Community Devel. District[1,9]	5.375	05/01/2032	798,118
3,085,000	Monterey/Congress, FL Community Devel. District Special Assessment[1,9]	5.375	05/01/2036	3,027,465
395,000	Naturewalk, FL Community Devel. District[4,5]	5.300	05/01/2016	312,050
335,000	Naturewalk, FL Community Devel. District[3,5]	5.500	05/01/2038	264,650
10,000,000	Orange County, FL School Board COP[7]	5.500	08/01/2034	10,437,175
500,000	Orlando, FL Tourist Devel. Tax[1]	5.500	11/01/2038	501,290
1,900,000	Orlando, FL Utilities Commission[1]	5.000	10/01/2033	2,221,480
3,000,000	Orlando, FL Utilities Commission[1]	5.000	10/01/2038	3,451,650
450,000	Palace Coral Gables, FL Community Devel. District Special Assessment[1]	5.000	05/01/2032	497,961
1,000,000	Palace Coral Gables, FL Community Devel. District Special Assessment[1]	5.625	05/01/2042	1,127,920
460,000	Palm River, FL Community Devel. District[4,5]	5.150	05/01/2013	230,000
510,000	Palm River, FL Community Devel. District[4,5]	5.375	05/01/2036	255,000

6       OPPENHEIMER ROCHESTER AMT-FREE MUNICIPAL FUND

Principal Amount		Coupon		Maturity	Value
Florida (Continued)
$1,235,000	Parkway Center, FL Community Devel. District, Series A1,9	6.125%		05/01/2024	$1,238,631
2,055,000	Parkway Center, FL Community Devel. District, Series A1,9	6.300		05/01/2034	2,059,480
1,215,000	Pine Ridge Plantation, FL Community Devel. District	5.400		05/01/2037	1,061,995
195,000	Portico, FL Community Devel. District[1,9]	5.450		05/01/2037	192,381
161,534	Portofino Landings, FL Community Devel. District Special Assessment[4,5]	5.200		05/01/2017	22,615
980,000	Portofino Landings, FL Community Devel. District Special Assessment[4,5]	5.400		05/01/2038	470,400
810,000	Reunion East, FL Community Devel. District[3]	5.800		05/01/2036	8
860,000	Reunion East, FL Community Devel. District[3]	7.375		05/01/2033	9
20,000	Ridgewood Trails, FL Community Devel. District[1]	5.650		05/01/2038	19,624
2,400,000	River Glen, FL Community Devel. District Special Assessment[4]	5.450		05/01/2038	1,440,000
304,819	Santa Rosa Bay, FL Bridge Authority	6.250		07/01/2028	289,298
4,535,000	Sarasota County, FL Educational Facilities (School of Arts & Sciences)[1]	6.500		07/01/2040	4,677,172
3,445,000	Sarasota County, FL Educational Facilities (School of Arts & Sciences)[1]	6.750		07/01/2030	3,592,722
935,000	South Bay, FL Community Devel. District[3,5]	0.000	[2]	05/01/2025	470,829
2,530,000	South Bay, FL Community Devel. District[3,5]	0.000	[2]	05/01/2036	1,275,297
2,035,000	South Bay, FL Community Devel. District[1]	5.125		05/01/2020	2,000,405
2,035,000	South Bay, FL Community Devel. District[1,9]	5.950		05/01/2036	1,924,093
1,645,000	South Bay, FL Community Devel. District[4]	5.950		05/01/2036	16
1,500,000	St. Johns County, FL IDA (Presbyterian Retirement)[1]	6.000		08/01/2045	1,630,455
400,000	St. Johns County, FL IDA (St. John’s County Welfare Federation)	5.250		10/01/2041	337,300
6,020,000	Tern Bay, FL Community Devel. District[4,5]	5.000		05/01/2015	1,956,500
500,000	Tern Bay, FL Community Devel. District[4,5]	5.375		05/01/2037	162,500
2,565,000	Villa Vizcaya, FL Community Devel. District Special Assessment[4,5]	5.350		05/01/2017	1,308,150
420,000	Villa Vizcaya, FL Community Devel. District Special Assessment[4,5]	5.550		05/01/2039	214,200
4,120,000	Vista, FL Community Devel. District Special Assessment[1,9]	5.375		05/01/2037	3,979,755
1,238,941	Waterford Estates, FL Community Devel. District Special Assessment[4,5]	5.125		05/01/2013	1,176,994
2,092,285	Waterford Estates, FL Community Devel. District Special Assessment[4,5]	5.500		05/01/2037	1,987,671
4,760,000	Watergrass, FL Community Devel. District Special Assessment[1,9]	5.500		05/01/2036	4,617,248
99,632	Watergrass, FL Community Devel. District Special Assessment[4]	6.960		11/01/2017	94,650
16,000	Waters Edge, FL Community Devel. District[1]	5.350		05/01/2039	15,548
385,000	Waters Edge, FL Community Devel. District[1,9]	6.600	[2]	05/01/2039	385,666
1,785,000	Waterstone, FL Community Devel. District[4,5]	5.500		05/01/2018	981,750

7       OPPENHEIMER ROCHESTER AMT-FREE MUNICIPAL FUND

STATEMENT OF INVESTMENTS Unaudited / Continued

Principal Amount		Coupon		Maturity	Value
Florida (Continued)
$285,000	West Villages, FL Improvement District[4,5]	5.350%		05/01/2015	$219,450
7,150,000	West Villages, FL Improvement District[4,5]	5.800		05/01/2036	5,505,500
4,925,000	Westridge, FL Community Devel. District[4,5]	5.800		05/01/2037	3,152,000
5,750,000	Westside, FL Community Devel. District[3]	5.650		05/01/2037	3,277,500
2,250,000	Wyld Palms, FL Community Devel. District[4]	5.400		05/01/2015	517,500
1,445,000	Wyld Palms, FL Community Devel. District[4]	5.500		05/01/2038	346,800
444,846	Zephyr Ridge, FL Community Devel. District[4,5]	5.250		05/01/2013	373,670
978,661	Zephyr Ridge, FL Community Devel. District[4,5]	5.625		05/01/2037	822,075
					127,988,860

Georgia—0.1%
140,000	Atlanta, GA Tax Allocation (Beltline)[1]	7.500		01/01/2031	145,219
565,000	Atlanta, GA Urban Residential Finance Authority (Trestletree Village Apartments)[1]	5.000		11/01/2048	570,130
675,000	GA Environmental Loan Acquisition Corp. (Local Water Authority)[1]	5.125		03/15/2031	692,193
520,000	Randolph County, GA GO1	5.000		04/01/2030	562,120
					1,969,662

Idaho—0.0%
60,000	ID Health Facilities Authority (Trinity Health Corp.)[1]	6.250		12/01/2033	61,544

Illinois—7.4%
5,000,000	Chicago, IL Board of Education[1]	5.000		12/01/2035	5,057,350
1,405,000	Chicago, IL Board of Education	5.063	[6]	12/01/2024	1,051,699
915,000	Chicago, IL Board of Education	5.063	[6]	12/01/2024	684,914
4,300,000	Chicago, IL Board of Education[1]	6.000		04/01/2046	5,007,694
4,435,000	Chicago, IL GO1	5.000		12/01/2023	4,451,409
13,440,000	Chicago, IL GO1	5.000		01/01/2029	13,509,216
2,500,000	Chicago, IL O’Hare International Airport[1]	5.000		01/01/2033	2,775,950
2,500,000	Chicago, IL O’Hare International Airport[1]	5.000		01/01/2034	2,766,450
3,000,000	Chicago, IL O’Hare International Airport[1]	5.000		01/01/2041	3,291,600
2,400,000	Cook County, IL Community School District GO1	7.125		06/01/2024	2,685,480
949,000	Cortland, IL Special Tax (Sheaffer System)[3]	5.500		03/01/2017	186,478
320,000	Du Page County, IL Special Service Area No. 31 Special Tax (Monarch Landing)[1]	5.625		03/01/2036	320,442
2,000,000	Gilberts, IL Special Service Area No. 15[1]	5.000		03/01/2035	2,157,980
701,071	Gilberts, IL Special Service Area No. 24 Special Tax (Conservancy)	5.375		03/01/2034	634,021
2,225,000	Harvey, IL GO3	5.500		12/01/2027	1,516,115
1,000,000	Harvey, IL GO3	5.625		12/01/2032	658,560
4,240,000	Harvey, IL Hotel Motel Tax & Sales (Hotel & Conference Center)[1]	6.875		08/01/2028	4,241,654
1,610,000	IL Finance Authority (Bethel Terrace Apartments)[1]	5.125		09/01/2025	1,610,354
1,010,000	IL Finance Authority (Illinois Institute of Technology)[1]	5.000		04/01/2026	1,010,121
9,660,000	IL Finance Authority (Illinois Institute of Technology)[1]	5.000		04/01/2031	9,551,035

8       OPPENHEIMER ROCHESTER AMT-FREE MUNICIPAL FUND

Principal Amount		Coupon	Maturity	Value
Illinois (Continued)
$1,000,000	IL Finance Authority (Illinois Institute of Technology)[1]	5.000%	04/01/2036	$963,290
155,000	IL Finance Authority (Illinois Institute of Technology)[1]	6.500	02/01/2023	158,621
2,215,000	IL Finance Authority (Illinois Institute of Technology)[1]	7.125	02/01/2034	2,251,791
500,000	IL Finance Authority (Lake Forest College)[1]	5.750	10/01/2032	535,900
450,000	IL Finance Authority (Lake Forest College)[1]	6.000	10/01/2048	480,924
20,000,000	IL Finance Authority (Northwestern Memorial Hospital)[7]	6.000	08/15/2039	21,016,850
50,000	IL Finance Authority (OSF Healthcare System)[1]	7.125	11/15/2037	52,651
145,000	IL Finance Authority (PHlth / PHN / PPH / PHP / PLC / PRC / PRMC / PSFH / PSJHC / PSM&EMC Obligated Group )[1]	6.125	05/15/2025	151,286
895,000	IL Finance Authority (PHN/PCTC/PC&SHN/PLC/ PCHN/PSSC/PHCr/PBH/PAS/PHFBT Obligated Group)[1]	5.250	05/15/2029	896,146
5,810,000	IL Finance Authority (PHN/PCTC/PC&SHN/PLC/ PCHN/PSSC/PHCr/PBH/PAS/PHFBT Obligated Group)[1]	5.250	05/15/2029	5,817,437
170,000	IL Finance Authority (PHN/PCTC/PC&SHN/PLC/ PCHN/PSSC/PHCr/PBH/PAS/PHFBT Obligated Group)[1]	6.125	05/15/2025	177,458
4,685,000	IL Finance Authority (PHN/PCTC/PC&SHN/PLC/ PCHN/PSSC/PHCr/PBH/PAS/PHFBT Obligated Group)[1]	6.125	05/15/2025	4,888,095
95,000	IL Finance Authority (PHN/PCTC/PC&SHN/PLC/ PCHN/PSSC/PHCr/PBH/PAS/PHFBT Obligated Group)[1]	7.750	08/15/2034	101,948
2,680,000	IL Finance Authority (Roosevelt University)[1]	6.250	04/01/2029	2,796,205
5,000,000	IL Finance Authority (Roosevelt University)[1]	6.500	04/01/2039	5,228,150
2,000,000	IL GO1	5.000	04/01/2025	2,081,880
700,000	IL GO1	5.000	08/01/2025	723,457
1,525,000	IL GO1	5.000	02/01/2039	1,532,442
1,050,000	IL Metropolitan Pier & Exposition Authority[1]	5.500	12/15/2023	1,168,723
250,000	IL Metropolitan Pier & Exposition Authority (McCormick Place Expansion)[1]	5.500	06/15/2050	256,003
2,000,000	IL Sports Facilities Authority[1]	5.250	06/15/2032	2,155,800
895,000	Jefferson County, IL High School District No. 201 (Mt. Vernon)[1]	6.500	12/30/2027	1,115,940
955,000	Jefferson County, IL High School District No. 201 (Mt. Vernon)[1]	6.500	12/30/2028	1,204,159
1,160,000	Jefferson County, IL High School District No. 201 (Mt. Vernon)[1]	6.500	12/30/2031	1,502,861
3,887,000	Lakemoor Village, IL Special Tax[1]	5.000	03/01/2027	3,892,947
2,409,000	Lincolnshire, IL Special Service Area No. 1 Special Tax (Sedgebrook)[1]	6.250	03/01/2034	2,413,818
1,455,000	Manhattan, IL Special Service Area Special Tax (Groebe Farm-Stonegate)[4]	6.125	03/01/2040	261,900

9       OPPENHEIMER ROCHESTER AMT-FREE MUNICIPAL FUND

STATEMENT OF INVESTMENTS Unaudited / Continued

Principal Amount		Coupon	Maturity	Value
Illinois (Continued)
$480,000	Markham, IL GO1	5.750%	02/01/2028	$449,645
1,091,000	Plano, IL Special Service Area No. 5[4]	6.000	03/01/2036	698,240
5,000,000	Railsplitter, IL Tobacco Settlement Authority[1]	5.000	06/01/2027	5,708,900
500,000	Southwestern IL Devel. Authority (Eden Retirement Center)[1]	5.850	12/01/2036	442,590
3,610,000	Southwestern IL Devel. Authority (Local Government Programming)[5]	7.000	10/01/2022	2,093,800
1,175,000	Southwestern IL Devel. Authority (Village of Sauget)[1,9]	5.625	11/01/2026	1,116,015
1,853,000	Yorkville, IL United City Special Services Area Special Tax[1]	5.000	03/01/2033	1,798,114
1,634,000	Yorkville, IL United City Special Services Area Special Tax (Raintree Village II)[4]	6.250	03/01/2035	735,300
				140,037,808

Indiana—1.7%
1,620,000	IN Finance Authority (GSH/GSHI/GSHPS Obligated Group)[1]	5.500	04/01/2026	1,818,418
2,885,000	IN Finance Authority (Marian University)[1]	5.250	09/15/2025	3,102,962
4,250,000	IN Finance Authority (Marian University)[1]	6.375	09/15/2041	4,580,267
4,750,000	IN Finance Authority (Marian University)[1]	6.500	09/15/2030	5,224,335
325,000	IN Finance Authority Educational Facilities (Irvington Community)[1]	9.000	07/01/2039	325,006
7,500,000	IN Municipal Power Agency[1]	5.000	01/01/2037	8,532,150
975,000	Indianapolis, IN Multifamily Hsg. (Berkley Common)[1]	5.750	07/01/2030	1,035,947
3,955,000	Indianapolis, IN Multifamily Hsg. (Berkley Common)[1]	6.000	07/01/2040	4,234,856
2,025,000	Indianapolis, IN Multifamily Hsg. (Stonekey Apartments)[1]	7.000	02/01/2039	2,032,027
1,535,000	Shelbyville, IN Redevel. District Tax Increment (Central Shelbyville Economic)[1]	6.500	07/01/2022	1,538,561
				32,424,529

Iowa—0.2%
400,000	IA Finance Authority (Boys & Girls Home and Family Services)[3]	5.900	12/01/2028	27,000
1,685,000	IA Finance Authority (Mercy Medical Center)[1]	5.000	08/15/2028	1,854,427
285,000	IA Finance Authority Senior Hsg. (Wedum Walnut Ridge)[1,9]	5.375	06/01/2025	269,179
1,000,000	Xenia, IA Rural Water District[1]	5.000	12/01/2036	1,086,370
				3,236,976

Kansas—0.1%
1,760,000	Pittsburgh, KS Special Obligation (North Broadway Redevel.)[1]	4.900	04/01/2024	1,723,797

Kentucky—1.6%
5,480,000	KY Municipal Power Agency[1]	5.000	09/01/2032	6,073,484

10       OPPENHEIMER ROCHESTER AMT-FREE MUNICIPAL FUND

Principal Amount		Coupon	Maturity	Value
Kentucky (Continued)
$11,525,000	KY Municipal Power Agency[1]	5.000%	09/01/2033	$12,711,729
5,000,000	KY Municipal Power Agency[1]	5.000	09/01/2034	5,484,650
2,500,000	KY Property & Building Commission[1]	5.000	04/01/2037	2,766,800
2,500,000	KY Property & Building Commission[1]	5.000	04/01/2038	2,762,775
80,000	Owens County, KY Waterworks System (AWCC/ KAWC Obligated Group)[1]	6.250	06/01/2039	83,554
15,000	Springfield, KY Educational Devel. (St. Catherine College)[4]	5.750	10/01/2035	900
				29,883,892

Louisiana—2.7%
11,088	Denham Springs-Livingston, LA Hsg. & Mtg. Finance Authority[1,9]	5.000	11/01/2040	11,092
950,000	LA Citizens Property Insurance Corp.[1]	5.000	06/01/2024	1,054,823
635,000	LA Citizens Property Insurance Corp.[1]	5.000	06/01/2024	705,066
10,000,000	LA Gas & Fuels[1]	5.000	05/01/2040	11,332,800
8,280,000	LA HFA (La Chateau)[1]	6.875	09/01/2029	8,350,131
5,000,000	LA HFA (La Chateau)[1]	7.250	09/01/2039	5,055,550
270,000	LA Local Government EF&CD Authority (Baton Rouge Student Hsg.)[1]	5.250	09/01/2018	269,147
35,000	LA Local Government EF&CD Authority (Baton Rouge Student Hsg.)	5.250	09/01/2035	33,725
3,085,000	LA Local Government EF&CD Authority (Baton Rouge Student Hsg.)[1]	5.500	09/01/2022	2,958,700
890,000	LA Local Government EF&CD Authority (Capital Projects and Equipment)[1]	6.550	09/01/2025	982,329
1,300,000	LA Public Facilities Authority (Louisiana State University & Agricultural & Mechanical College Auxiliary[1]	5.000	07/01/2057	1,399,879
2,500,000	LA Public Facilities Authority (Nineteenth Judicial District Court Building)[1]	5.000	06/01/2042	2,718,600
7,500,000	LA Public Facilities Authority (Ochsner Clinic Foundation)[1]	5.000	05/15/2042	8,200,800
395,000	LA Public Facilities Authority (Roman Catholic Church of the Archdiocese of New Orleans)[1]	5.000	07/01/2032	445,050
300,000	LA Public Facilities Authority (Roman Catholic Church of the Archdiocese of New Orleans)[1]	5.000	07/01/2033	336,504
345,000	LA Public Facilities Authority (Roman Catholic Church of the Archdiocese of New Orleans)[1]	5.000	07/01/2037	384,682
50,000	LA Stadium & Exposition District[1]	5.000	07/01/2028	55,583
2,000,000	LA Stadium & Exposition District[1]	5.000	07/01/2032	2,216,200
4,035,000	LA State University & Agricultural & Mechanical College[1]	5.000	07/01/2040	4,461,378
				50,972,039

Maine—0.4%
2,000,000	ME H&HEFA (Maine General Medical Center)[1]	6.750	07/01/2036	2,169,220

11       OPPENHEIMER ROCHESTER AMT-FREE MUNICIPAL FUND

STATEMENT OF INVESTMENTS Unaudited / Continued

Principal Amount		Coupon		Maturity	Value
Maine (Continued)
$5,000,000	ME H&HEFA (Maine General Medical Center)[1]	7.500%		07/01/2032	$5,582,600
					7,751,820

Maryland—0.5%
1,630,000	MD EDC (Potomac Electric Power)[1]	6.200		09/01/2022	1,686,610
1,000,000	MD EDC Student Hsg. (Morgan State University)[1]	5.000		07/01/2034	1,044,210
4,530,000	MD EDC Student Hsg. (University of Maryland College Park)[1]	5.000		06/01/2035	5,089,274
40,000	MD H&HEFA (Johns Hopkins Hospital)[1]	5.375		07/01/2020	40,103
400,000	MD H&HEFA (Maryland Institute College of Art)[1]	5.000		06/01/2036	444,228
1,661,000	Prince Georges County, MD Special District (Victoria Falls)[1]	5.250		07/01/2035	1,666,398
2,277,212	Salisbury, MD Special Obligation (Villages at Salisbury Lake)[3]	3.787	[6]	01/01/2037	261,880
					10,232,703

Massachusetts—1.4%
750,000	MA Devel. Finance Agency (Lasell College)[1]	5.500		07/01/2026	813,248
25,000	MA Devel. Finance Agency (Lasell College)[1]	6.000		07/01/2031	27,389
461,488	MA Devel. Finance Agency (Linden Ponds)	0.655	[6]	11/15/2056	93,714
40,000	MA Devel. Finance Agency (Linden Ponds)[1]	4.680		11/15/2021	40,200
995,000	MA Devel. Finance Agency (Linden Ponds)[1]	4.680		11/15/2021	999,975
52,760	MA Devel. Finance Agency (Linden Ponds)[1]	5.500		11/15/2046	52,772
14,103	MA Devel. Finance Agency (Linden Ponds)[1]	6.250		11/15/2039	14,624
2,000,000	MA Devel. Finance Agency (UMHC/UMMC/ HHH&H/HHosp Obligated Group)[1]	5.000		07/01/2036	2,193,480
20,000,000	MA GO7	5.000		12/01/2035	22,965,600
15,000	MA H&EFA (Beverly Hospital Corp.)[1]	5.250		07/01/2023	15,011
					27,216,013

Michigan—4.8%
1,100,000	Detroit, MI City School District[1]	5.000		05/01/2028	1,198,307
680,000	Detroit, MI City School District[1]	5.000		05/01/2031	737,276
2,250,000	Detroit, MI Sewer Disposal System[1]	6.500		07/01/2024	2,351,183
13,375,000	Detroit, MI Sewer Disposal System[1]	7.500		07/01/2033	14,224,580
60,000	Detroit, MI Sewer Disposal System[1]	7.500		07/01/2033	63,596
2,155,000	Detroit, MI Water and Sewerage Dept.[1]	5.000		07/01/2032	2,299,795
1,000,000	Detroit, MI Water Supply System[1]	5.000		07/01/2036	1,054,330
495,000	Grand Traverse Academy, MI Public School Academy[1]	5.000		11/01/2022	495,252
7,035,000	MI Finance Authority (Detroit Water & Sewer)[1]	5.000		07/01/2023	7,863,723
1,000,000	MI Finance Authority (Detroit Water & Sewer)[1]	5.000		07/01/2025	1,120,110
895,000	MI Finance Authority (Detroit Water & Sewer)[1]	5.000		07/01/2026	999,285
930,000	MI Finance Authority (Detroit Water & Sewer)[1]	5.000		07/01/2027	1,036,141
2,450,000	MI Finance Authority (Detroit Water & Sewer)[1]	5.000		07/01/2032	2,696,274
1,000,000	MI Finance Authority (Detroit Water & Sewer)[1]	5.000		07/01/2033	1,097,000
2,200,000	MI Finance Authority (Detroit Water & Sewer)[1]	5.000		07/01/2034	2,395,756
1,000,000	MI Finance Authority (Detroit Water & Sewer)[1]	5.000		07/01/2034	1,092,320

12       OPPENHEIMER ROCHESTER AMT-FREE MUNICIPAL FUND

Principal Amount		Coupon		Maturity	Value
Michigan (Continued)
$3,300,000	MI Finance Authority (HFHS/HFMHCT/HFWH/ WAFMH Obligated Group)[1]	5.000%		11/15/2041	$3,644,553
14,600,000	MI Hospital Finance Authority (Trinity Health)[7]	6.130		12/01/2023	14,955,912
1,155,000	MI Public Educational Facilities Authority (Old Redford Academy)[1]	6.000		12/01/2035	1,131,611
8,196,463	MI Strategic Fund Limited Obligation (Wolverine Human Services)[1]	5.850		08/31/2027	8,092,942
1,785,625	MI Strategic Fund Limited Obligation (Wolverine Human Services)[1]	7.875		08/31/2028	1,782,679
623,000,000	MI Tobacco Settlement Finance Authority	10.197	[6]	06/01/2058	18,073,230
600,000	Old Redford Academy, MI Public School Academy[1]	5.900		12/01/2030	595,242
400,000	Plymouth, MI Educational Center Charter School (Public School Academy)[1]	5.375		11/01/2030	277,368
1,325,000	Plymouth, MI Educational Center Charter School (Public School Academy)[1]	5.625		11/01/2035	861,528
500,000	Renaissance, MI Public School Academy[1]	6.000		05/01/2037	514,815
					90,654,808

Minnesota—0.2%
2,000,000	Minneapolis & St. Paul, MN Metropolitan Airports Commission[1]	5.000		01/01/2031	2,331,320
845,000	Mound, MN Hsg. & Redevel. Authority (Metroplaines)[1]	5.000		02/15/2027	844,898
680,000	St. Paul Park, MN Senior Hsg. & Healthcare Revenue (Presbyterian Homes Bloomington Care Center)[1]	5.000		09/01/2042	746,341
					3,922,559

Mississippi—0.6%
630,000	Meridian, MS Tax Increment (Meridian Crossroads)[1]	8.750		12/01/2024	657,657
10,000,000	MS Devel. Bank (Gulf Coast Community College District)[1]	5.000		12/01/2046	11,087,600
					11,745,257

Missouri—1.3%
860,000	Branson, MO IDA (Branson Hills Redevel.)[1,9]	5.750		05/01/2026	854,023
205,000	Branson, MO IDA (Branson Hills Redevel.)[1,9]	7.050		05/01/2027	205,148
675,000	Broadway-Fairview, MO Transportation Devel. District (Columbia)[3,5]	5.875		12/01/2031	438,750
260,000	Chillicothe, MO Tax Increment (South U.S. 65)	5.500		04/01/2021	219,890
400,000	Chillicothe, MO Tax Increment (South U.S. 65)	5.625		04/01/2027	304,308
580,000	Columbia, MO Hsg. Authority (Stuart Parker Hsg. Devel. Group)[1]	5.000		12/15/2040	575,708
1,330,000	Columbia, MO Hsg. Authority (Stuart Parker Hsg. Devel. Group)[1]	5.125		12/15/2050	1,314,359
14,360,000	Hazelwood, MO Transportation Devel. District (370/Missouri Bottom Road/Tausig Road)	7.200		05/01/2033	8,328,800
295,000	Kansas City, MO IDA (Sales Tax)[1]	5.000		04/01/2046	298,640

13       OPPENHEIMER ROCHESTER AMT-FREE MUNICIPAL FUND

STATEMENT OF INVESTMENTS Unaudited / Continued

Principal Amount		Coupon		Maturity	Value
Missouri (Continued)
$140,000	Lees Summit, MO IDA (Kensington Farms)[3]	5.500%		03/01/2021	$89,600
250,000	Lees Summit, MO IDA (Kensington Farms)[3]	5.750		03/01/2029	160,000
2,100,000	Maplewood, MO Tax (Maplewood South Redevel.)[1]	5.750		11/01/2026	2,050,461
355,000	MO Grindstone Plaza Transportation Devel. District[1]	5.500		10/01/2031	325,304
134,000	Northwoods, MO Transportation Devel. District[1]	5.850		02/01/2031	124,214
1,025,000	Saint Charles County, MO IDA (Suemandy/Mid-Rivers Community Improvement District)[1]	5.000		10/01/2046	967,149
3,250,000	St. Louis, MO Land Clearance Authority (Scottrade Center)[1]	5.000		04/01/2048	3,550,170
481,000	St. Louis, MO Tax Increment (1505 Missouri Avenue Redevel.)[3]	6.000		08/04/2025	120,250
846,000	St. Louis, MO Tax Increment (1601 Washington Redevel.)[3]	6.000		08/21/2026	236,880
1,879,000	St. Louis, MO Tax Increment (1619 Washington Redevel.)	5.500		03/09/2027	770,390
661,509	St. Louis, MO Tax Increment (Pet Building Redevel.)	5.500		05/29/2028	438,805
545,000	St. Louis, MO Tax Increment (Printers Lofts)[3]	6.000		08/21/2026	158,050
466,000	St. Louis, MO Tax Increment (Washington East Condominiums)[3]	5.500		01/20/2028	76,890
769,000	St. Louis, MO Tax Increment (Washington East Condominiums)[1]	5.500		01/20/2028	401,195
1,080,000	St. Louis, MO Tax Increment Financing (Ludwig Lofts)[3]	6.690		04/21/2029	367,200
373,000	St. Louis, MO Tax Increment Financing, Series A	5.500		09/02/2028	197,959
3,255,000	St. Louis, MO Tax Increment, Series A	6.600		01/21/2028	1,784,293
620,000	Stone Canyon, MO Improvement District (Infrastructure)[4,5]	5.700		04/01/2022	151,900
320,000	Stone Canyon, MO Improvement District (Infrastructure)[4,5]	5.750		04/01/2027	78,400
					24,588,736

Montana—0.1%
11,710,000	Hardin, MT Tax Increment Industrial Infrastructure Devel. (Rocky Mountain Power)[3]	6.250	[2]	09/01/2031	1,522,300

Nebraska—0.8%
4,000,000	Central Plains, NE Energy[1]	5.000		09/01/2037	4,670,840
9,510,000	NE Central Plains Gas Energy[1]	5.250		09/01/2037	10,457,671
					15,128,511

Nevada—0.7%
320,000	Clark County, NV Improvement District[1]	5.000		02/01/2026	321,293
255,000	Clark County, NV Improvement District[1]	5.050		02/01/2031	255,890
5,105,000	Director of the State of NV Dept. of Business & Industry (Las Vegas Monorail)	6.845	[6]	01/01/2019	4,398,978

14       OPPENHEIMER ROCHESTER AMT-FREE MUNICIPAL FUND

Principal Amount		Coupon		Maturity	Value
Nevada (Continued)
$185,000	Mesquite, NV Special Improvement District (Canyon Creek)[1]	5.300%		08/01/2018	$185,781
810,000	Sparks, NV Redevel. Agency (Redevel Area No. 2)[1,9]	6.400		06/01/2020	812,989
7,420,000	Sparks, NV Redevel. Agency (Redevel Area No. 2)[1]	6.700		06/01/2028	7,448,864
					13,423,795

New Hampshire—1.3%
305,000	Manchester, NH Hsg. & Redevel. Authority, Series B	5.647	[6]	01/01/2029	175,506
395,000	NH Business Finance Authority (Huggins Hospital)[1]	6.875		10/01/2039	420,549
20,860,000	NH H&EFA (LRG Healthcare)[7]	7.000		04/01/2038	22,224,974
1,500,000	NH H&EFA (Southern New Hampshire University)[1]	5.000		01/01/2027	1,614,645
					24,435,674

New Jersey—6.0%
250,000	Atlantic City, NJ GO1	5.000		03/01/2032	279,875
500,000	Atlantic City, NJ GO1	5.000		03/01/2037	551,730
2,000,000	Casino Reinvestment Devel. Authority of NJ1	5.000		11/01/2030	2,147,740
2,000,000	Casino Reinvestment Devel. Authority of NJ1	5.000		11/01/2032	2,138,220
3,000,000	NJ EDA[1]	5.000		06/15/2041	3,180,840
500,000	NJ EDA (Provident Group-Kean Properties)[1]	5.000		07/01/2032	543,530
200,000	NJ EDA (Provident Group-Kean Properties)[1]	5.000		07/01/2047	212,404
1,000,000	NJ EDA (Provident Group-Montclair Properties)[1]	5.000		06/01/2037	1,109,230
3,500,000	NJ EDA (State Government Buildings)[1]	5.000		06/15/2042	3,728,095
735,000	NJ EDA (State Government Buildings)[1]	5.000		06/15/2047	779,908
2,100,000	NJ Health Care Facilities Financing Authority (University Hospital)[1]	5.000		07/01/2029	2,370,312
3,000,000	NJ Tobacco Settlement Financing Corp.[1]	5.000		06/01/2027	3,425,100
3,500,000	NJ Tobacco Settlement Financing Corp.[1]	5.000		06/01/2028	4,013,100
4,500,000	NJ Tobacco Settlement Financing Corp.[1]	5.000		06/01/2029	5,130,630
5,000,000	NJ Tobacco Settlement Financing Corp.[1]	5.000		06/01/2030	5,673,250
7,100,000	NJ Tobacco Settlement Financing Corp.[1]	5.000		06/01/2031	8,017,178
5,000,000	NJ Tobacco Settlement Financing Corp.[1]	5.000		06/01/2034	5,555,950
4,000,000	NJ Tobacco Settlement Financing Corp.[1]	5.000		06/01/2035	4,430,560
3,000,000	NJ Tobacco Settlement Financing Corp.[1]	5.000		06/01/2037	3,312,300
6,000,000	NJ Transportation Trust Fund Authority	5.000		06/15/2030	6,564,540
500,000	NJ Transportation Trust Fund Authority[1]	5.000		06/15/2030	501,520
3,820,000	NJ Transportation Trust Fund Authority[1]	5.000		06/15/2031	3,831,574
5,015,000	NJ Transportation Trust Fund Authority[1]	5.000		06/15/2032	5,327,886
2,200,000	NJ Transportation Trust Fund Authority[1]	5.000		12/15/2032	2,204,686
5,975,000	NJ Transportation Trust Fund Authority[1]	5.500		12/15/2021	6,517,829
11,570,000	NJ Transportation Trust Fund Authority[1]	5.750		06/15/2024	13,273,567
4,555,000	NJ Transportation Trust Fund Authority[1]	6.000		06/15/2035	4,968,822
5,000,000	NJ Turnpike Authority[1]	5.000		01/01/2033	5,555,050

15       OPPENHEIMER ROCHESTER AMT-FREE MUNICIPAL FUND

STATEMENT OF INVESTMENTS Unaudited / Continued

Principal Amount		Coupon		Maturity	Value
New Jersey (Continued)
$7,000,000	NJ Turnpike Authority[1]	5.000%		01/01/2034	$7,763,770
					113,109,196

New Mexico—0.1%
230,000	Boulders, NM Pubic Improvement District[1]	5.750		10/01/2044	227,829
1,925,000	NM Trails Public Improvement District	7.750		10/01/2038	1,801,088
					2,028,917

New York—9.5%
3,250,000	Brooklyn, NY Local Devel. Corp. (Brooklyn Events Center)[1]	5.000		07/15/2042	3,549,097
7,500,000	Hudson Yards, NY Infrastructure Corp.[7]	5.000		02/15/2039	8,521,528
8,500,000	Hudson Yards, NY Infrastructure Corp.[7]	5.000		02/15/2039	9,657,732
65,000	NY Counties Tobacco Trust II (TASC)[1]	5.750		06/01/2043	66,002
285,000	NY Counties Tobacco Trust VI1	5.750		06/01/2043	312,864
12,500,000	NY MTA[1]	5.250		11/15/2056	14,020,625
2,500,000	NY MTA (Green Bond)[1]	5.000		11/15/2035	2,889,525
7,050,000	NY MTA Hudson Rail Yards[1]	5.000		11/15/2046	7,289,065
13,150,000	NY MTA Hudson Rail Yards[1]	5.000		11/15/2056	14,148,480
10,500,000	NY MTA, Series C-1[1]	5.000		11/15/2035	11,793,915
3,000,000	NY MTA, Series E1	5.000		11/15/2030	3,377,310
2,455,000	NY TSASC, Inc. (TFABs)[1]	5.000		06/01/2036	2,685,304
10,000,000	NYC Municipal Water Finance Authority[1]	5.000		06/15/2037	11,225,500
10,000,000	NYC Municipal Water Finance Authority[1]	5.000		06/15/2039	11,184,800
14,000,000	NYC Transitional Finance Authority (Building Aid)[1]	5.000		07/15/2043	15,994,720
8,720,000	NYC Transitional Finance Authority (Future Tax)[1]	5.000		08/01/2031	9,951,613
2,650,000	NYS DA (New York State Dormitory Authority)[1]	5.000		07/01/2028	3,037,059
10,000,000	NYS DA (Sales Tax)[1]	5.000		03/15/2033	11,448,300
5,000,000	NYS DA (Sales Tax)[1]	5.000		03/15/2035	5,715,250
7,385,000	NYS DA (St. Mary’s Hospital for Children)[1,9]	7.875		11/15/2041	7,749,597
5,000,000	NYS DA (State Personal Income Tax Authority)[1]	5.000		02/15/2028	5,911,100
6,075,000	NYS Liberty Devel. Corp. (Goldman Sachs Headquarters)[1]	5.250		10/01/2035	7,434,403
10,000,000	Port Authority NY/NJ, 198th Series[1]	5.250		11/15/2056	11,408,300
					179,372,089

Ohio—5.1%
2,555,000	Buckeye, OH Tobacco Settlement Financing Authority (TASC)	5.375		06/01/2024	2,542,455
8,820,000	Buckeye, OH Tobacco Settlement Financing Authority (TASC)	5.750		06/01/2034	8,768,315
5,360,000	Buckeye, OH Tobacco Settlement Financing Authority (TASC)	5.875		06/01/2030	5,357,910
538,100,000	Buckeye, OH Tobacco Settlement Financing Authority (TASC)	7.247	[6]	06/01/2047	41,175,412
230,500,000	Buckeye, OH Tobacco Settlement Financing Authority (TASC)	7.575	[6]	06/01/2052	8,798,185
3,445,000	Cleveland-Cuyahoga County, OH Port Authority[1]	6.000		11/15/2035	3,769,726

16       OPPENHEIMER ROCHESTER AMT-FREE MUNICIPAL FUND

Principal Amount		Coupon	Maturity	Value
Ohio (Continued)
$2,475,000	Cuyahoga County, OH Hospital (Metro Health System)[1]	5.500%	02/15/2052	$2,697,799
1,050,000	Cuyahoga County, OH Hospital (Metro Health System)[1]	5.500	02/15/2057	1,139,712
1,000,000	Greene County, OH University Hsg. (Central State University)[1]	5.500	09/01/2027	978,530
780,000	Greene County, OH University Hsg. (Central State University)[1]	5.625	09/01/2032	744,143
635,000	Jeffrey Place, OH New Community Authority (Jeffrey Place Redevel.)[1]	5.000	12/01/2022	635,521
1,000,000	OH Air Quality Devel. Authority (Columbus Southern Power)[1]	5.800	12/01/2038	1,051,120
5,000,000	OH GO1	5.000	03/15/2036	5,585,650
1,445,000	Port of Greater Cincinnati, OH Devel. Authority (Public Parking Infrastructure)	6.300	02/15/2024	1,437,934
5,860,000	Port of Greater Cincinnati, OH Devel. Authority (Public Parking Infrastructure)	6.400	02/15/2034	5,801,927
4,065,000	Portage County, OH Port Authority (Northeast Ohio Medical University)[1]	5.000	12/01/2037	4,205,690
510,000	Ross County, OH Hospital (Adena Health System)[1]	5.750	12/01/2028	521,516
335,790	Toledo-Lucas County, OH Port Authority (Town Square at Levis Commons)[1,9]	5.400	11/01/2036	329,158
				95,540,703

Oklahoma—0.7%
12,335,000	Grady County, OK Criminal Justice Authority[1]	7.000	11/01/2041	12,559,744

Oregon—0.0%
245,000	OR Facilities Authority (Concordia University)[1]	6.125	09/01/2030	263,870
500,000	OR Facilities Authority (Concordia University)[1]	6.375	09/01/2040	548,590
10,000	Umatilla County, OR Hospital Facility Authority (Catholic Health Initiatives)[1]	5.000	05/01/2032	10,103
				822,563

Pennsylvania—6.9%
1,600,000	Berks County, PA IDA (THlth/RHosp/BHospital/CHH/JH/PHospital/PottsH Obligated Group)[1]	5.000	11/01/2047	1,746,544
5,000,000	Bethlehem, PA Area School District[1]	5.000	08/01/2033	5,657,200
1,425,000	Delaware County, PA Authority (Neumann University)[1]	5.000	10/01/2031	1,543,147
2,305,000	Delaware County, PA Authority (Neumann University)[1]	5.000	10/01/2035	2,466,811
130,000	Luzerne County, PA IDA[1]	7.500	12/15/2019	136,032
500,000	Luzerne County, PA IDA[1]	7.750	12/15/2027	545,150
3,000,000	PA Commonwealth Financing Authority[1]	5.000	06/01/2030	3,406,680
3,000,000	PA Commonwealth Financing Authority[1]	5.000	06/01/2031	3,393,000
3,000,000	PA Commonwealth Financing Authority[1]	5.000	06/01/2032	3,376,680
2,000,000	PA Commonwealth Financing Authority[1]	5.000	06/01/2033	2,242,100
1,250,000	PA Commonwealth Financing Authority[1]	5.000	06/01/2034	1,392,338

17       OPPENHEIMER ROCHESTER AMT-FREE MUNICIPAL FUND

STATEMENT OF INVESTMENTS Unaudited / Continued

Principal Amount		Coupon		Maturity	Value
Pennsylvania (Continued)
$10,010,000	PA Commonwealth Financing Authority[1]	5.000%		06/01/2035	$11,163,352
10,000,000	PA GO1	5.000		06/01/2027	11,124,100
10,000,000	PA GO1	5.000		10/15/2031	11,057,300
2,000,000	PA HEFA (Shippensburg University)[1]	6.250		10/01/2043	2,187,840
2,605,000	PA Public School Building Authority (School District of Philadelphia)[1]	5.000		04/01/2025	2,799,958
3,000,000	PA Public School Building Authority (School District of Philadelphia)[1]	5.000		04/01/2030	3,172,170
5,000,000	PA Public School Building Authority (School District of Philadelphia)[1]	5.000		04/01/2031	5,270,100
5,000,000	PA State Public School Building Authority (Philadelphia School District)[1]	5.000		06/01/2032	5,598,800
5,000,000	PA State Public School Building Authority (Philadelphia School District)[1]	5.000		06/01/2033	5,579,100
5,000,000	PA Turnpike Commission[1]	5.000		06/01/2030	5,583,600
7,000,000	PA Turnpike Commission[1]	5.000		12/01/2040	7,723,030
7,750,000	PA Turnpike Commission[1]	5.000		06/01/2042	8,470,750
1,500,000	PA Turnpike Commission[1]	6.375	[2]	12/01/2038	1,855,305
685,000	Philadelphia, PA Authority for Industrial Devel. (Architecture & Design Charter School)	6.125		03/15/2043	658,360
10,000,000	Philadelphia, PA GO1	5.000		08/01/2031	11,551,800
1,000,000	Philadelphia, PA School District[1]	5.000		09/01/2032	1,116,720
4,000,000	Pottsville, PA Hospital Authority (LVHN/LVlyH/ LVHM/SRehC/SRMC/NPHC/ SMCSJS/PMCtr/PHSys Obligated Group)[1]	5.000		07/01/2041	4,379,160
280,000	Reading, PA School District[1]	5.000		03/01/2035	312,556
255,000	Reading, PA School District[1]	5.000		03/01/2036	284,034
1,000,000	Scranton, PA School District[1]	5.000		12/01/2029	1,146,600
1,305,000	Scranton, PA School District[1]	5.000		12/01/2030	1,490,532
890,000	Scranton, PA School District[1]	5.000		12/01/2032	1,005,584
710,000	Scranton, PA School District[1]	5.000		12/01/2033	799,112
					130,235,545

Rhode Island—0.1%
4,915,000	Central Falls, RI Detention Facility[3]	7.250		07/15/2035	884,700
725,000	RI Health & Educational Building Corp. (EPBH/RIH/TMH Obligated Group)[1]	7.000		05/15/2039	762,903
20,000	RI Hsg. & Mtg. Finance Corp. (Homeownership Opportunity)[1]	6.500		04/01/2027	20,094
					1,667,697

South Carolina—0.9%
4,600,000	Richland County, SC Assessment Revenue (Village at Sandhill Improvement District)	6.200		11/01/2036	4,138,068
555,158	SC Connector 2000 Assoc. Toll Road, Series B	2.744	[6]	01/01/2020	494,468
6,101,551	SC Connector 2000 Assoc. Toll Road, Series B	3.158	[6]	01/01/2021	5,068,009

18       OPPENHEIMER ROCHESTER AMT-FREE MUNICIPAL FUND

Principal Amount		Coupon	Maturity	Value
South Carolina (Continued)
$10,647,695	SC Connector 2000 Assoc. Toll Road, Series B	3.746%[6]	01/01/2026	$6,242,531
				15,943,076

South Dakota—0.1%
1,500,000	SD Educational Enhancement Funding Corp. Tobacco Settlement[1]	5.000	06/01/2027	1,632,240

Tennessee—0.7%
500,000	Metropolitan Government Nashville & Davidson Counties, TN H&EFB (Belmont University)[1]	5.000	11/01/2027	539,870
5,000,000	Metropolitan Government Nashville & Davidson Counties, TN H&EFB (Vanderbilt University Medical Center)[1]	5.000	07/01/2046	5,476,300
5,665,000	TN Energy Acquisition Gas Corp.[1]	5.000	02/01/2027	6,446,657
				12,462,827

Texas—4.3%
885,000	Arlington, TX Higher Education Finance Corp. (UMEP)[1]	5.000	08/15/2038	872,725
990,000	Brazoria County, TX Municipal Utility District No. 25[1]	5.500	03/01/2036	1,001,385
60,000	Collin County, TX HFC (Community College District Foundation)[1]	5.250	06/01/2031	54,290
1,100,000	Dallas County, TX Flood Control District[1]	5.000	04/01/2032	1,136,201
4,436,000	Escondido, TX Public Improvement District (Horseshoe Bay)[1]	7.250	10/01/2033	4,442,210
16,000,000	Houston, TX Airport System, Series A7	5.500	07/01/2039	16,085,920
140,000	Houston, TX Higher Education Finance Corp. (Cosmos Foundation)[1]	6.500	05/15/2031	157,542
160,000	Houston, TX Higher Education Finance Corp. (Cosmos Foundation)[1]	6.500	05/15/2031	180,048
250,000	Houston, TX Higher Education Finance Corp. (Ninos)[1]	6.000	08/15/2036	257,657
250,000	Houston, TX Higher Education Finance Corp. (Ninos)[1]	6.000	08/15/2041	256,892
10,000,000	Houston, TX Independent School District[1]	5.000	02/15/2042	11,360,500
30,000	Huntsville, TX GO COP[1]	5.000	08/15/2032	30,079
7,465,000	Irving, TX Hotel Occupancy[1]	5.500	08/15/2038	7,589,442
250,000	New Hope, TX Cultural Educational Facilities Finance Corp. (Women’s University-COHF- Collegiate Hsg. Denton)[1]	5.000	07/01/2048	272,213
850,000	New Hope, TX Cultural Educational Facilities Finance Corp. (Women’s University-COHF- Collegiate Hsg. Denton)[1]	5.000	07/01/2058	903,227
150,000	New Hope, TX Cultural Educational Facilities Finance Corp. Senior Living (Cardinal Bay-Village on the Park Carriage Inn)[1]	5.000	07/01/2031	166,526

19       OPPENHEIMER ROCHESTER AMT-FREE MUNICIPAL FUND

STATEMENT OF INVESTMENTS Unaudited / Continued

Principal Amount		Coupon	Maturity	Value
Texas (Continued)
$750,000	New Hope, TX Cultural Educational Facilities Finance Corp. Senior Living (Cardinal Bay-Village on the Park Carriage Inn)[1]	5.000%	07/01/2046	$815,918
750,000	New Hope, TX Cultural Educational Facilities Finance Corp. Senior Living (Cardinal Bay-Village on the Park Carriage Inn)[1]	5.000	07/01/2051	813,173
355,000	New Hope, TX Cultural Educational Facilities Finance Corp. Student Hsg. (A&M University- Collegiate Hsg. Corpus Christi II)[1]	5.000	04/01/2036	365,029
1,000,000	New Hope, TX Cultural Educational Facilities Finance Corp. Student Hsg. (A&M University- Collegiate Hsg. San Antonio I)[1]	5.000	04/01/2036	1,029,590
555,000	New Hope, TX Educational Facilities Finance Corp. Student Hsg. (Stephenville-Tarleton State University)[1]	5.875	04/01/2036	615,867
780,000	New Hope, TX Educational Facilities Finance Corp. Student Hsg. (Stephenville-Tarleton State University)[1]	6.000	04/01/2045	850,387
10,000,000	North TX Tollway Authority[1]	5.000	01/01/2043	11,128,100
3,695,000	Sabine River Authority, TX Pollution Control (TXU Electric Company)[4,5,10]	6.150	08/01/2022	—
4,315,000	Spring, TX Independent School District[1]	5.000	08/15/2029	5,010,621
5,000,000	Spring, TX Independent School District[1]	5.000	08/15/2031	5,770,100
110,000	TX Dormitory Finance Authority (Temple Junior College Foundation)	5.750	09/01/2027	107,052
485,000	TX Dormitory Finance Authority (Temple Junior College Foundation)	6.000	09/01/2033	459,382
4,500,000	TX Municipal Gas Acquisition & Supply Corp.[1]	6.250	12/15/2026	5,241,645
1,700,000	TX Public Finance Authority Charter School Finance Corp. (Cosmos Foundation)[1]	6.000	02/15/2030	1,814,631
170,000	TX Public Finance Authority Charter School Finance Corp. (Ed-Burnham Wood)[1]	6.250	09/01/2036	170,449
1,085,000	TX Public Finance Authority Charter School Finance Corp. (New Frontiers School)[1]	5.800	08/15/2040	1,135,648

				80,094,449
Utah—0.0%
275,000	Utah County, UT Charter School (Renaissance Academy)[1]	5.625	07/15/2037	272,586

Vermont—0.0%
350,000	Burlington, VT GO1	5.000	11/01/2027	382,169
445,000	Burlington, VT GO1	5.000	11/01/2032	483,550

				865,719
Virginia—1.5%
379,000	Celebrate, VA North CDA Special Assessment[3]	6.750	03/01/2034	227,400
3,131,000	Celebrate, VA South CDA Special Assessment[4]	6.250	03/01/2037	1,095,850
8,950,000	Chesapeake Bay, VA Bridge & Tunnel District[1]	5.000	07/01/2041	9,936,021

20       OPPENHEIMER ROCHESTER AMT-FREE MUNICIPAL FUND

Principal Amount		Coupon		Maturity	Value
Virginia (Continued)
$900,000	New Port, VA CDA[4,5]	5.600%		09/01/2036	$409,500
3,240,000	Peninsula, VA Town Center Community Devel. Authority Special Obligation[1]	6.450		09/01/2037	3,265,952
2,420,000	Stafford County & Staunton, VA IDA (Virginia Municipal League/Mt. Rogers)[1]	6.500		08/01/2038	2,434,907
585,000	VA College Building Authority Educational Facilities (Regent University)[1]	5.000		06/01/2036	544,694
950,000	VA College Building Authority Educational Facilities (University of Richmond)[1]	5.000		06/01/2026	950,314
990,000	VA College Building Authority Educational Facilities (University of Richmond)[1]	5.000		06/01/2029	989,960
104,770,000	VA Tobacco Settlement Financing Corp.	4.867	[6]	06/01/2047	9,129,658

					28,984,256
Washington—2.8%
75,000	Kelso County, WA Hsg. Authority (Chinook & Columbia Apartments)[1]	5.600		03/01/2028	75,001
2,040,642	Tacoma, WA Consolidated Local Improvements District No. 65	5.750		04/01/2043	2,046,927
3,920,000	Vancouver, WA Hsg. Authority (Springbrook Village Apartments)[1]	5.000		03/01/2025	4,138,226
33,785,000	WA Health Care Facilities Authority (Catholic Health Initiatives)[1]	6.375		10/01/2036	34,354,615
10,000,000	WA Health Care Facilities Authority (Fred Hutchinson Cancer Research Center)[MUNIPSA+105][1]	2.800	[11]	01/01/2042	10,104,200
2,250,000	WA Health Care Facilities Authority (Virginia Mason Medical Center)[1]	5.000		08/15/2031	2,528,775

					53,247,744
West Virginia—0.2%
1,960,000	Brooke County, WV (Bethany College)[1]	6.500		10/01/2031	1,968,604
1,885,000	Brooke County, WV (Bethany College)[1]	6.750		10/01/2037	1,889,279

					3,857,883
Wisconsin—2.6%
1,475,000	WI Center District, Series A1	5.000		12/15/2029	1,584,180
5,000,000	WI GO1	6.000		05/01/2036	5,207,650
20,000,000	WI H&EFA (Ascension Health Credit Group)[7]	4.000		11/15/2034	20,511,600
615,000	WI H&EFA (Beloit College)[1]	5.000		07/01/2036	659,655
750,000	WI H&EFA (Beloit College)[1]	6.125		06/01/2039	812,565
17,260,000	WI H&EFA (SSM Health Care Corp.)[1]	5.250		06/01/2034	18,281,102
130,000	WI Public Finance Authority (Las Ventanas Retirement Community)	0.181	[6]	10/01/2042	65,270
465,000	WI Public Finance Authority (Las Ventanas Retirement Community)[1]	7.000		10/01/2042	466,530
200,000	WI Public Finance Authority (Las Ventanas Retirement Community)	36.060	[6]	10/01/2042	4,120

21       OPPENHEIMER ROCHESTER AMT-FREE MUNICIPAL FUND

STATEMENT OF INVESTMENTS Unaudited / Continued

Principal Amount		Coupon	Maturity	Value
Wisconsin (Continued)
$650,000	WI Public Finance Authority (Thomas Jefferson Classical Academy)[1]	7.125%	07/01/2042	$662,123
460,000	WI Public Finance Authority Charter School (Explore Knowledge Foundation)[1]	5.750	07/15/2032	490,461
350,000	WI Public Finance Authority Charter School (Explore Knowledge Foundation)[1]	6.000	07/15/2042	371,661
				49,116,917

U.S. Possessions—9.7%
7,315,000	Puerto Rico Aqueduct & Sewer Authority	5.000	07/01/2033	5,870,287
1,885,000	Puerto Rico Aqueduct & Sewer Authority	5.250	07/01/2029	1,512,712
5,400,000	Puerto Rico Aqueduct & Sewer Authority	5.750	07/01/2037	4,333,500
1,925,000	Puerto Rico Aqueduct & Sewer Authority	6.000	07/01/2047	1,544,812
4,515,000	Puerto Rico Commonwealth GO4	5.000	07/01/2020	2,026,106
2,610,000	Puerto Rico Commonwealth GO4	5.000	07/01/2023	1,171,237
5,000	Puerto Rico Commonwealth GO, AGC[1]	5.000	07/01/2034	5,005
3,000,000	Puerto Rico Commonwealth GO4	5.125	07/01/2028	1,346,250
3,000,000	Puerto Rico Commonwealth GO4	5.250	07/01/2023	1,301,250
4,020,000	Puerto Rico Commonwealth GO4	5.250	07/01/2030	1,803,975
1,250,000	Puerto Rico Commonwealth GO4	5.375	07/01/2030	542,187
500,000	Puerto Rico Commonwealth GO, NPFGC	5.500	07/01/2021	519,040
2,595,000	Puerto Rico Commonwealth GO4	5.500	07/01/2026	1,125,581
4,210,000	Puerto Rico Commonwealth GO4	5.500	07/01/2039	1,826,087
4,000,000	Puerto Rico Commonwealth GO4	5.625	07/01/2033	1,735,000
5,000,000	Puerto Rico Commonwealth GO4	5.750	07/01/2028	2,168,750
9,000,000	Puerto Rico Commonwealth GO4	5.750	07/01/2036	3,903,750
3,335,000	Puerto Rico Commonwealth GO4	5.750	07/01/2041	1,446,556
1,365,000	Puerto Rico Commonwealth GO, NPFGC[1]	6.000	07/01/2027	1,367,375
4,895,000	Puerto Rico Commonwealth GO4	6.000	07/01/2029	2,123,206
2,000,000	Puerto Rico Commonwealth GO4	6.000	07/01/2039	902,500
10,000,000	Puerto Rico Commonwealth GO4	6.000	07/01/2039	4,537,500
3,000,000	Puerto Rico Commonwealth GO4	6.000	07/01/2040	1,301,250
5,000,000	Puerto Rico Commonwealth GO4	6.500	07/01/2037	2,268,750
954,075	Puerto Rico Electric Power Authority[4]	10.000	07/01/2019	393,556
954,075	Puerto Rico Electric Power Authority[4]	10.000	07/01/2019	393,556
772,297	Puerto Rico Electric Power Authority[4]	10.000	01/01/2021	318,573
772,296	Puerto Rico Electric Power Authority[4]	10.000	07/01/2021	318,572
257,432	Puerto Rico Electric Power Authority[4]	10.000	01/01/2022	105,869
257,432	Puerto Rico Electric Power Authority[4]	10.000	07/01/2022	105,869
21,085,000	Puerto Rico Electric Power Authority, Series A4	5.000	07/01/2029	8,592,138
5,000,000	Puerto Rico Electric Power Authority, Series A4	6.750	07/01/2036	2,037,500
2,830,000	Puerto Rico Electric Power Authority, Series AAA[4]	5.250	07/01/2028	1,153,225
1,850,000	Puerto Rico Electric Power Authority, Series CCC[4]	5.000	07/01/2022	753,875
2,500,000	Puerto Rico Electric Power Authority, Series CCC[4]	5.000	07/01/2028	1,018,750
3,000,000	Puerto Rico Electric Power Authority, Series CCC[4]	5.250	07/01/2027	1,222,500
295,000	Puerto Rico Electric Power Authority, Series NN4	5.500	07/01/2020	120,212
30,000	Puerto Rico Electric Power Authority, Series RR, NPFGC	5.000	07/01/2023	30,006

22       OPPENHEIMER ROCHESTER AMT-FREE MUNICIPAL FUND

Principal Amount		Coupon		Maturity	Value
U.S. Possessions (Continued)
$260,000	Puerto Rico Electric Power Authority, Series RR, NPFGC	5.000%		07/01/2024	$260,021
4,000,000	Puerto Rico Electric Power Authority, Series SS, NPFGC	5.000		07/01/2025	4,000,000
3,000,000	Puerto Rico Electric Power Authority, Series TT4	5.000		07/01/2026	1,222,500
4,500,000	Puerto Rico Electric Power Authority, Series TT4	5.000		07/01/2032	1,833,750
5,000,000	Puerto Rico Electric Power Authority, Series TT4	5.000		07/01/2037	2,037,500
1,690,000	Puerto Rico Electric Power Authority, Series VV, NPFGC	5.250		07/01/2025	1,724,358
1,500,000	Puerto Rico Electric Power Authority, Series VV4	5.500		07/01/2020	611,250
2,000,000	Puerto Rico Electric Power Authority, Series WW4	5.000		07/01/2028	815,000
1,985,000	Puerto Rico Electric Power Authority, Series WW4	5.250		07/01/2025	808,887
2,750,000	Puerto Rico Electric Power Authority, Series WW4	5.375		07/01/2023	1,120,625
5,000,000	Puerto Rico Electric Power Authority, Series WW4	5.500		07/01/2020	2,037,500
5,000,000	Puerto Rico Electric Power Authority, Series WW4	5.500		07/01/2021	2,037,500
3,050,000	Puerto Rico Electric Power Authority, Series WW4	5.500		07/01/2038	1,242,875
1,670,000	Puerto Rico Electric Power Authority, Series XX4	5.250		07/01/2040	680,525
410,000	Puerto Rico Electric Power Authority, Series ZZ4	5.250		07/01/2022	167,075
7,300,000	Puerto Rico Electric Power Authority, Series ZZ4	5.250		07/01/2024	2,974,750
405,000	Puerto Rico Electric Power Authority, Series ZZ4	5.250		07/01/2025	165,037
40,000	Puerto Rico Highway & Transportation Authority, FGIC[12]	5.000		07/01/2022	32,000
20,000	Puerto Rico Highway & Transportation Authority, NPFGC[1]	5.000		07/01/2033	19,109
10,000	Puerto Rico Highway & Transportation Authority, AGC[1]	5.000		07/01/2035	10,006
3,500,000	Puerto Rico Highway & Transportation Authority, Series M4	5.000		07/01/2046	708,750
65,000	Puerto Rico Infrastructure[4]	5.000		07/01/2041	5,411
850,000	Puerto Rico Infrastructure, FGIC[12]	5.500		07/01/2024	694,875
8,000,000	Puerto Rico Infrastructure, FGIC[12]	7.072	[6]	07/01/2030	3,062,960
750,000	Puerto Rico Infrastructure Financing Authority, FGIC[12]	5.500		07/01/2028	601,875
8,695,000	Puerto Rico Infrastructure Financing Authority, FGIC[12]	6.065	[6]	07/01/2031	3,173,414
2,405,000	Puerto Rico ITEMECF (Guaynabo Municipal Government Center)	5.625		07/01/2022	2,064,693
1,230,000	Puerto Rico ITEMECF (Polytechnic University), ACA[1]	5.000		08/01/2032	1,164,576
190,000	Puerto Rico ITEMECF (University of the Sacred Heart)	5.000		10/01/2022	174,088
3,300,000	Puerto Rico Public Buildings Authority[3]	5.000		07/01/2032	1,509,750
240,000	Puerto Rico Public Buildings Authority[3]	5.250		07/01/2042	106,200
4,940,000	Puerto Rico Public Buildings Authority[4]	5.375		07/01/2033	2,260,050
10,000,000	Puerto Rico Public Buildings Authority, NPFGC[1]	6.000		07/01/2028	10,016,600
2,000,000	Puerto Rico Public Buildings Authority[4]	6.000		07/01/2041	890,000
8,575,000	Puerto Rico Public Buildings Authority[3]	6.250		07/01/2026	3,944,500
5,615,000	Puerto Rico Public Finance Corp., Series B4	5.500		08/01/2031	154,413
6,380,000	Puerto Rico Sales Tax Financing Corp.[4]	8.542	[6]	08/01/2023	1,441,944

23       OPPENHEIMER ROCHESTER AMT-FREE MUNICIPAL FUND

STATEMENT OF INVESTMENTS Unaudited / Continued

Principal Amount		Coupon		Maturity	Value
U.S. Possessions (Continued)
$270,000	Puerto Rico Sales Tax Financing Corp., Series A4	5.000%		08/01/2043	$83,363
4,365,000	Puerto Rico Sales Tax Financing Corp., Series A4	5.375		08/01/2039	1,347,694
17,650,000	Puerto Rico Sales Tax Financing Corp., Series A4	5.500		08/01/2037	5,449,438
2,500,000	Puerto Rico Sales Tax Financing Corp., Series A4	5.500		08/01/2042	771,875
20,215,000	Puerto Rico Sales Tax Financing Corp., Series A4	5.750		08/01/2037	6,241,381
29,670,000	Puerto Rico Sales Tax Financing Corp., Series A, NPFGC	6.108	[6]	08/01/2044	6,239,008
15,000,000	Puerto Rico Sales Tax Financing Corp., Series A4	6.375		08/01/2039	4,631,250
7,000,000	Puerto Rico Sales Tax Financing Corp., Series A4	6.500		08/01/2044	2,161,250
50,000,000	Puerto Rico Sales Tax Financing Corp., Series A4	7.276	[6]	08/01/2034	4,792,000
18,875,000	Puerto Rico Sales Tax Financing Corp., Series A4	9.407	[6]	08/01/2036	1,675,911
2,080,000	Puerto Rico Sales Tax Financing Corp., Series C4	5.000		08/01/2022	1,341,600
29,160,000	Puerto Rico Sales Tax Financing Corp., Series C4	5.000		08/01/2040	18,808,200
3,000,000	Puerto Rico Sales Tax Financing Corp., Series C4	5.250		08/01/2040	1,935,000
7,450,000	Puerto Rico Sales Tax Financing Corp., Series C4	5.250		08/01/2041	2,300,188
2,205,000	Puerto Rico Sales Tax Financing Corp., Series C4	6.000		08/01/2042	680,794
3,685,000	Puerto Rico Sales Tax Financing Corp., Series C4	6.750	[2]	08/01/2032	1,137,744
32,560,000	Puerto Rico Sales Tax Financing Corp., Series C4	8.015	[6]	08/01/2038	2,607,405
1,305,000	University of Puerto Rico, Series P	5.000		06/01/2026	884,790
1,080,000	V.I. Public Finance Authority, Series A1	5.000		10/01/2032	1,134,551
					183,244,676
Total Municipal Bonds and Notes (Cost $2,214,073,609)					2,008,751,647
Corporate Bonds and Notes—0.0%
66,033	Las Vegas Monorail Co., Sr. Sec. Nts.[5,8,13]	5.500		07/15/2019	3,642
18,270	Las Vegas Monorail Co., Sub. Nts.[3,5,8,13]	5.000	[14]	07/15/2055	81
Total Corporate Bonds and Notes (Cost $133)					3,723
Total Investments, at Value (Cost $2,214,073,742)—106.6%					2,008,755,370
Net Other Assets (Liabilities)—(6.6)					(124,772,013)
Net Assets—100.0%					$1,883,983,357

Footnotes to Statement of Investments

1. All or a portion of the security position has been segregated for collateral to cover borrowings.

2. Denotes a step bond: a zero coupon bond that converts to a fixed or variable interest rate at a designated future date.

3. This security is accruing partial income at an anticipated effective rate based on expected interest and/or principal payments. The rate shown is the contractual interest rate.

4. This security is not accruing income because its issuer has missed or is expected to miss interest and/or principal payments. The rate shown is the contractual interest rate. See Note 3 of the accompanying Notes.

5. The value of this security was determined using significant unobservable inputs. See Note 2 of the accompanying Notes.

6. Zero coupon bond reflects effective yield on the original acquisition date.

7. Security represents the underlying municipal bond with respect to an inverse floating rate security held by the Fund. The bond was purchased by the Fund and subsequently transferred to a trust, which issued the related inverse floating rate security. See Note 3 of the accompanying Notes.

8. Interest or dividend is paid-in-kind, when applicable.

24       OPPENHEIMER ROCHESTER AMT-FREE MUNICIPAL FUND

Footnotes to Statement of Investments (Continued)

9. All or a portion of the security position is when-issued or delayed delivery to be delivered and settled after period end. See Note 4 of the accompanying Notes.

10. Security received as the result of issuer reorganization.

11. Represents the current interest rate for a variable or increasing rate security, determined as [Referenced Rate + Basis-point spread].

12. The issuer of this security has missed or is expected to miss interest and/or principal payments on this security. The security is insured and is accruing partial income at a rate anticipated to be recovered through the insurer. The rate shown is the contractual interest rate.

13. Received as a result of a corporate action.

14. This interest rate resets periodically. Interest rate shown reflects the rate in effect at period end. The rate on this variable rate security is not based on a published reference rate and spread but is determined by the issuer or agent based on current market conditions.

To simplify the listings of securities, abbreviations are used per the table below:

ACA	American Capital Access
AcadM&S	Academy of Mathematics & Science
AGC	Assured Guaranty Corp.
AM&S	Academies of Math & Science
AM&SS	Academies of Math & Science South
AWCC	American Water Capital Corp.
BH&HCG	Bristol Hospital & Health Care Group
BHDF	Bristol Hospital Development Foundation
BHlthC	Bristol Health Care
BHosp	Bristol Hospital
BHospital	Brandywine Hospital
CDA	Communities Devel. Authority
CHH	Chestnut Hill Hospital
COHF	Collegiate Housing Foundation
COP	Certificates of Participation
EDA	Economic Devel. Authority
EDC	Economic Devel. Corp.
EF&CD	Environmental Facilities and Community Devel.
ELGS	Evangelical Lutheran Good Samaritan
ELGSF	Evangelical Lutheran Good Samaritan Foundation
ELGSS	Evangelical Lutheran Good Samaritan Society
EPBH	Emma Pendleton Bradley Hospital
FGIC	Financial Guaranty Insurance Co.
GO	General Obligation
GSH	Good Samaritan Hospital
GSHI	Good Samaritan of Indiana
GSHPS	Good Samaritan Hospital Physicians Services
GSSH	Georgia Southwestern University
H&EFA	Health and Educational Facilities Authority
H&EFB	Health and Educational Facilities Board
H&HEFA	Hospitals and Higher Education Facilities Authority
HEFA	Higher Education Facilities Authority
HEFFA	Higher Educational Facilities Finance Authority
HFA	Housing Finance Agency
HFC	Housing Finance Corp.
HFHS	Henry Ford Health System

25       OPPENHEIMER ROCHESTER AMT-FREE MUNICIPAL FUND

STATEMENT OF INVESTMENTS Unaudited / Continued

To simplify the listings of securities, abbreviations are used per the table below: (Continued)

HFMHCT	Henry Ford Macomb Hospital Corp.-Clinton Township
HFWH	Henry Ford Wyandotte Hospital
HHH&H	Healthalliance Home Health and Hospital
HHosp	Healthalliance Hospital
IDA	Industrial Devel. Agency
ITEMECF	Industrial, Tourist, Educational, Medical and Environmental Community Facilities
JH	Jennersville Hospital
KAWC	Kentucky American Water Company
LVHM	Lehigh Valley Hospital-Muhlenberg
LVHN	Lehigh Valley Health Network
LVlyH	Lehigh Valley Hospital
M&SSA	Math & Science Success Academy
M-S-R	Modesto Irrigation District of the City of Santa Clara and the City of Redding
MSSA	Math & Science Success Academy
MTA	Metropolitan Transportation Authority
MUNIPSA	SIFMA Municipal Swap Index Yield
NPFGC	National Public Finance Guarantee Corp.
NPHC	Northeastern Pennsylvania Health Corp.
NY/NJ	New York/New Jersey
NYC	New York City
NYS	New York State
PAS	Presence Ambulatory Services
PBH	Presence Behavioral Health
PC&SHN	Presence Central & Suburban Hospitals Network
PCHN	Presence Chicago Hospitals Network
PCTC	Presence Care Transformation Corp.
PHCr	Presence Home Care
PHFBT	Presence Health Food Foundation Board of Trustees
PHlth	Presence Health
PHN	Presence Health Network
PHospital	Phoenixville Hospital
PHP	Presence PRV Health
PHSys	Pocono Health System
PLC	Presence Life Connections
PMCtr	Pocono Medical Center
PottsH	Pottstown Hospital
PPH	Presence PRV Health
PRC	Presence RHC Corporation
PRMC	Presence Resurrection Medical Center
PSFH	Presence Saint Francis Hospital
PSJHC	Presence Saint Francis Hospital-Chicago
PSM&EMC	Presence Saints Mary and Elizabeth Medical Center
PSSC	Presence Senior Services - Chicagoland
RHosp	Reading Hospital
RIH	Rhode Island Hospital
SBH	Sutter Bay Hospitals
SBMF	Sutter Bay Medical Foundation
SCHosp	Sutter Coast Hospital
SEBH	Sutter East Bay Hospitals
SHlth	Sutter Health

26       OPPENHEIMER ROCHESTER AMT-FREE MUNICIPAL FUND

To simplify the listings of securities, abbreviations are used per the table below: (Continued)

SJHCN	St. Joseph Home Care Network
SJHE	St. Joseph Hospital of Eureka
SJHO	St. Joseph Hospital of Orange
SJHS	St. Joseph Health System
SMCSJS	Schuylkill Medical Center South Jackson Street
SRehC	Simpson Retirement Communities
SRMC	Schuylkill Regional Medical Center
SVlyH	Sutter Valley Hospitals
SVMF	Sutter Valley Medical Foundation
SVNA&H	Sutter Visiting Nurse Association & Hospice
TASC	Tobacco Settlement Asset-Backed Bonds
TFABs	Tobacco Flexible Amortization Bonds
THlth	Tower Health
TMH	The Miriam Hospital
UMEP	UME Preparatory Academy
UMHC	UMass Memorial Health Care
UMMC	UMass Memorial Medical Center
V.I.	United States Virgin Islands
WAFMH	W A Foote Memorial Hospital

27       OPPENHEIMER ROCHESTER AMT-FREE MUNICIPAL FUND

NOTES TO STATEMENT OF INVESTMENTS April 30, 2018 Unaudited

1. Organization

Oppenheimer Rochester AMT-Free Municipal Fund (the “Fund”) is a diversified open-end management investment company registered under the Investment Company Act of 1940 (“1940 Act”), as amended. The Fund’s investment objective is to seek tax-free income. The Fund’s investment adviser is OFI Global Asset Management, Inc. (“OFI Global” or the “Manager”), and a wholly-owned subsidiary of OppenheimerFunds, Inc. (“OFI” or the “Sub-Adviser”). The Manager has entered into a sub-advisory agreement with OFI.

2. Securities Valuation

The Fund calculates the net asset value of its shares as of 4:00 P.M. Eastern Time, on each day the New York Stock Exchange (the “Exchange”) is open for trading, except in the case of a scheduled early closing of the Exchange, in which case the Fund will calculate net asset value of the shares as of the scheduled early closing time of the Exchange.

The Fund’s Board has adopted procedures for the valuation of the Fund’s securities and has delegated the day-to-day responsibility for valuation determinations under those procedures to the Manager. The Manager has established a Valuation Committee which is responsible for determining a fair valuation for any security for which market quotations are not readily available. The Valuation Committee’s fair valuation determinations are subject to review, approval and ratification by the Fund’s Board at least quarterly or more frequently, if necessary.

Valuation Methods and Inputs

Securities are valued primarily using unadjusted quoted market prices, when available, as supplied by third party pricing services or broker-dealers.

The following methodologies are used to determine the market value or the fair value of the types of securities described below:

  Corporate and government debt securities (of U.S. or foreign issuers) and municipal debt securities, short-term notes, mortgage-backed securities, collateralized mortgage obligations, and asset-backed securities are valued at the mean between the bid and asked prices utilizing evaluated prices obtained from third party pricing services or broker-dealers who may use matrix pricing methods to determine the evaluated prices. Pricing services generally price debt securities assuming orderly transactions of an institutional “round lot” size, but some trades may occur in smaller, “odd lot” sizes, sometimes at lower prices than institutional round lot trades. Standard inputs generally considered by third-party pricing vendors include reported trade data, broker-dealer price quotations, benchmark yields, issuer spreads on comparable securities, the credit quality, yield, maturity, as well as other appropriate factors.

Securities for which market quotations are not readily available, or when a significant event has occurred that would materially affect the value of the security, are fair valued either (i) by a standardized fair valuation methodology applicable to the security type or the significant event as previously approved by the Valuation Committee and the Fund’s Board or (ii) as determined in good faith by the Manager’s Valuation Committee. The Valuation Committee considers all relevant facts that are reasonably available, through either public information or information available to the Manager, when determining the fair value of a security. Those

28       OPPENHEIMER ROCHESTER AMT-FREE MUNICIPAL FUND

2. Securities Valuation (Continued)

standardized fair valuation methodologies include, but are not limited to, valuing securities at the last sale price or initially at cost and subsequently adjusting the value based on: changes in company specific fundamentals, changes in an appropriate securities index, or changes in the value of similar securities which may be further adjusted for any discounts related to security-specific resale restrictions. When possible, such methodologies use observable market inputs such as unadjusted quoted prices of similar securities, observable interest rates, currency rates and yield curves. The methodologies used for valuing securities are not necessarily an indication of the risks associated with investing in those securities nor can it be assured that the Fund can obtain the fair value assigned to a security if it were to sell the security.

To assess the continuing appropriateness of security valuations, the Manager regularly compares prior day prices and sale prices to the current day prices and challenges those prices exceeding certain tolerance levels with the third party pricing service or broker source. For those securities valued by fair valuations, whether through a standardized fair valuation methodology or a fair valuation determination, the Valuation Committee reviews and affirms the reasonableness of the valuations based on such methodologies and fair valuation determinations on a regular basis after considering all relevant information that is reasonably available.

Classifications

Each investment asset or liability of the Fund is assigned a level at measurement date based on the significance and source of the inputs to its valuation. Various data inputs may be used in determining the value of each of the Fund’s investments as of the reporting period end.

These data inputs are categorized in the following hierarchy under applicable financial accounting standards:

1) Level 1-unadjusted quoted prices in active markets for identical assets or liabilities (including securities actively traded on a securities exchange)

2) Level 2-inputs other than unadjusted quoted prices that are observable for the asset or liability (such as unadjusted quoted prices for similar assets and market corroborated inputs such as interest rates, prepayment speeds, credit risks, etc.)

3) Level 3-significant unobservable inputs (including the Manager’s own judgments about assumptions that market participants would use in pricing the asset or liability).

The inputs used for valuing securities are not necessarily an indication of the risks associated with investing in those securities.

The table below categorizes amounts at period end based on valuation input level:

29       OPPENHEIMER ROCHESTER AMT-FREE MUNICIPAL FUND

NOTES TO STATEMENT OF INVESTMENTS Unaudited / Continued

2. Securities Valuation (Continued)

	Level 1— Unadjusted Quoted Prices	Level 2— Other Significant Observable Inputs	Level 3— Significant Unobservable Inputs	Value
Assets Table
Investments, at Value:
Municipal Bonds and Notes
Alabama	$—	$99,742,722	$—	$99,742,722
Alaska	—	130,503	—	130,503
Arizona	—	45,621,030	—	45,621,030
Arkansas	—	—	1,324,950	1,324,950
California	—	206,310,494	—	206,310,494
Colorado	—	41,491,791	—	41,491,791
Connecticut	—	6,676,786	—	6,676,786
Delaware	—	4,741,078	—	4,741,078
District of Columbia	—	18,732,183	—	18,732,183
Florida	—	101,508,047	26,480,813	127,988,860
Georgia	—	1,969,662	—	1,969,662
Idaho	—	61,544	—	61,544
Illinois	—	137,944,008	2,093,800	140,037,808
Indiana	—	32,424,529	—	32,424,529
Iowa	—	3,236,976	—	3,236,976
Kansas	—	1,723,797	—	1,723,797
Kentucky	—	29,883,892	—	29,883,892
Louisiana	—	50,972,039	—	50,972,039
Maine	—	7,751,820	—	7,751,820
Maryland	—	10,232,703	—	10,232,703
Massachusetts	—	27,216,013	—	27,216,013
Michigan	—	90,654,808	—	90,654,808
Minnesota	—	3,922,559	—	3,922,559
Mississippi	—	11,745,257	—	11,745,257
Missouri	—	23,919,686	669,050	24,588,736
Montana	—	1,522,300	—	1,522,300
Nebraska	—	15,128,511	—	15,128,511
Nevada	—	13,423,795	—	13,423,795
New Hampshire	—	24,435,674	—	24,435,674
New Jersey	—	113,109,196	—	113,109,196
New Mexico	—	2,028,917	—	2,028,917
New York	—	179,372,089	—	179,372,089
Ohio	—	95,540,703	—	95,540,703
Oklahoma	—	12,559,744	—	12,559,744
Oregon	—	822,563	—	822,563
Pennsylvania	—	130,235,545	—	130,235,545
Rhode Island	—	1,667,697	—	1,667,697
South Carolina	—	15,943,076	—	15,943,076
South Dakota	—	1,632,240	—	1,632,240
Tennessee	—	12,462,827	—	12,462,827
Texas	—	80,094,449	—	80,094,449
Utah	—	272,586	—	272,586
Vermont	—	865,719	—	865,719

30       OPPENHEIMER ROCHESTER AMT-FREE MUNICIPAL FUND

2. Securities Valuation (Continued)

	Level 1— Unadjusted Quoted Prices	Level 2— Other Significant Observable Inputs	Level 3— Significant Unobservable Inputs	Value
Municipal Bonds and Notes (Continued)
Virginia	$—	$28,574,756	$409,500	$28,984,256
Washington	—	53,247,744	—	53,247,744
West Virginia	—	3,857,883	—	3,857,883
Wisconsin	—	49,116,917	—	49,116,917
U.S. Possessions	—	183,244,676	—	183,244,676
Corporate Bonds and Notes	—	—	3,723	3,723

Total Assets	$—	$1,977,773,534	$30,981,836	$2,008,755,370

Forward currency exchange contracts and futures contracts, if any, are reported at their unrealized appreciation/depreciation at measurement date, which represents the change in the contract’s value from trade date. All additional assets and liabilities included in the above table are reported at their market value at measurement date.

The table below shows the transfers between Level 2 and Level 3. The Fund’s policy is to recognize transfers in and transfers out as of the beginning of the reporting period.

	Transfers into Level 2*	Transfers out of Level 2**	Transfers into Level 3**	Transfers out of Level 3*
Assets Table
Investments, at
Value:
Municipal Bonds and Notes
Alaska	$55,500	$—	$—	$(55,500)
Florida	17	(18,170,657)	18,170,657	(17)
Iowa	37,000	—	—	(37,000)
Maryland	269,136	—	—	(269,136)
Missouri	—	(795,443)	795,443	—
Montana	2,337,901	—	—	(2,337,901)
South Carolina	4,721,787	—	—	(4,721,787)
Virginia	—	(449,541)	449,541	—
Wisconsin	3,780	—	—	(3,780)

Total Assets	$7,425,121	$(19,415,641)	$19,415,641	$(7,425,121)

* Transferred from Level 3 to Level 2 due to the availability of market data for this security.

** Transferred from Level 2 to Level 3 because of the lack of observable market data due to a decrease in market activity for these securities.

3. Investments and Risks

Inverse Floating Rate Securities. The Fund invests in inverse floating rate securities that pay interest at a rate that varies inversely with short-term interest rates. Because inverse floating rate securities are leveraged instruments, the value of an inverse floating rate security will change more significantly in response to changes in interest rates and other market fluctuations than the market value of a conventional fixed-rate municipal security of similar

31       OPPENHEIMER ROCHESTER AMT-FREE MUNICIPAL FUND

NOTES TO STATEMENT OF INVESTMENTS Unaudited / Continued

3. Investments and Risks (Continued)

maturity and credit quality, including the municipal bond underlying an inverse floating rate security.

An inverse floating rate security is created as part of a financial transaction referred to as a “tender option bond” transaction. In most cases, in a tender option bond transaction the Fund sells a fixed-rate municipal bond (the “underlying municipal bond”) to a trust (the “Trust”). The Trust then issues and sells short-term floating rate securities with a fixed principal amount representing a senior interest in the underlying municipal bond to third parties and a residual, subordinate interest in the underlying municipal bond (referred to as an “inverse floating rate security”) to the Fund. The interest rate on the short-term floating rate securities resets periodically, usually weekly, to a prevailing market rate and holders of these securities are granted the option to tender their securities back to the Trust for repurchase at their principal amount plus accrued interest thereon (the “purchase price”) periodically, usually daily or weekly. A remarketing agent for the Trust is required to attempt to re-sell any tendered short-term floating rate securities to new investors for the purchase price. If the remarketing agent is unable to successfully re-sell the tendered short-term floating rate securities, a liquidity provider to the Trust must contribute cash to the Trust to ensure that the tendering holders receive the purchase price of their securities on the repurchase date.

Because holders of the short-term floating rate securities are granted the right to tender their securities to the Trust for repurchase at frequent intervals for the purchase price, with such payment effectively guaranteed by the liquidity provider, the securities generally bear short-term rates of interest commensurate with money market instruments. When interest is paid on the underlying municipal bond to the Trust, such proceeds are first used to pay the Trust’s administrative expenses and accrued interest to holders of the short-term floating rate securities, with any remaining amounts being paid to the Fund, as the holder of the inverse floating rate security. Accordingly, the amount of such interest on the underlying municipal bond paid to the Fund is inversely related to the rate of interest on the short-term floating rate securities. Additionally, because the principal amount of the short-term floating rate securities is fixed and is not adjusted in response to changes in the market value of the underlying municipal bond, any change in the market value of the underlying municipal bond is reflected entirely in a change to the value of the inverse floating rate security.

Typically, the terms of an inverse floating rate security grant certain rights to the Fund, as holder. For example, the Fund typically has the right upon request to require that the Trust compel a tender of the short-term floating rate securities to facilitate the Fund’s acquisition of the underlying municipal bond. Following such a request, the Fund pays the Trust the purchase price of the short-term floating rate securities and a specified portion of any market value gain on the underlying municipal bond since its deposit into the Trust, which the Trust uses to redeem the short-term floating rate securities. The Trust then distributes the underlying municipal bond to the Fund. Through the exercise of this right, the Fund can voluntarily terminate or “collapse” the Trust, terminate its investment in the related inverse floating rate security and obtain the underlying municipal bond. Additionally, the Fund also typically has the right to exchange with the Trust (i) a principal amount of short-term floating rate securities held by the Fund for a corresponding additional principal amount of the inverse floating rate

32       OPPENHEIMER ROCHESTER AMT-FREE MUNICIPAL FUND

3. Investments and Risks (Continued)

security or (ii) a principal amount of the inverse floating rate security held by the Fund for a corresponding additional principal amount of short-term floating rate securities (which are typically then sold to other investors). Through the exercise of this right, the Fund may increase (or decrease) the principal amount of short-term floating rate securities outstanding, thereby increasing (or decreasing) the amount of leverage provided by the short-term floating rate securities to the Fund’s investment exposure to the underlying municipal bond.

The Fund’s investments in inverse floating rate securities involve certain risks. As short-term interest rates rise, an inverse floating rate security produces less current income (and, in extreme cases, may pay no income) and as short-term interest rates fall, an inverse floating rate security produces more current income. Thus, if short-term interest rates rise after the issuance of the inverse floating rate security, any yield advantage is reduced or eliminated. All inverse floating rate securities entail some degree of leverage represented by the outstanding principal amount of the related short-term floating rate securities, relative to the par value of the underlying municipal bond. The value of, and income earned on, an inverse floating rate security that has a higher degree of leverage will fluctuate more significantly in response to changes in interest rates and to changes in the market value of the related underlying municipal bond than that of an inverse floating rate security with a lower degree of leverage, and is more likely to be eliminated entirely under adverse market conditions. Changes in the value of an inverse floating rate security will also be more significant than changes in the market value of the related underlying municipal bond because the leverage provided by the related short-term floating rate securities increases the sensitivity of an inverse floating rate security to changes in interest rates and to the market value of the underlying municipal bond. An inverse floating rate security can be expected to underperform fixed-rate municipal bonds when the difference between long-term and short-term interest rates is decreasing (or is already small) or when long-term interest rates are rising, but can be expected to outperform fixed-rate municipal bonds when the difference between long-term and short-term interest rates is increasing (or is already large) or when long-term interest rates are falling. Additionally, a tender option bond transaction typically provides for the automatic termination or “collapse” of a Trust upon the occurrence of certain adverse events, usually referred to as “mandatory tender events” or “tender option termination events.” These events may include, among others, a credit ratings downgrade of the underlying municipal bond below a specified level, a decrease in the market value of the underlying municipal bond below a specified amount, a bankruptcy of the liquidity provider or the inability of the remarketing agent to re-sell to new investors short-term floating rate securities that have been tendered for repurchase by holders thereof. Following the occurrence of such an event, the underlying municipal bond is generally sold for current market value and the proceeds distributed to holders of the short-term floating rate securities and inverse floating rate security, with the holder of the inverse floating rate security (the Fund) generally receiving the proceeds of such sale only after the holders of the short-term floating rate securities have received proceeds equal to the purchase price of their securities (and the liquidity provider is generally required to contribute cash to the Trust only in an amount sufficient to ensure that the holders of the short-term floating rate securities receive the purchase price of their securities in connection with such termination of

33       OPPENHEIMER ROCHESTER AMT-FREE MUNICIPAL FUND

NOTES TO STATEMENT OF INVESTMENTS Unaudited / Continued

3. Investments and Risks (Continued)

the Trust). Following the occurrence of such events, the Fund could potentially lose the entire amount of its investment in the inverse floating rate security.

Finally, the Fund may enter into shortfall/reimbursement agreements with the liquidity provider of certain tender option bond transactions in connection with certain inverse floating rate securities held by the Fund. These agreements commit the Fund to reimburse the liquidity provider to the extent that the liquidity provider must provide cash to a Trust, including following the termination of a Trust resulting from the occurrence of a “mandatory tender event.” In connection with the occurrence of such an event and the termination of the Trust triggered thereby, the shortfall/reimbursement agreement will make the Fund liable for the amount of the negative difference, if any, between the liquidation value of the underlying municipal bond and the purchase price of the short-term floating rate securities issued by the Trust. Under the standard terms of a tender option bond transaction, absent such a shortfall/ reimbursement agreement, the Fund, as holder of the inverse floating rate security, would not be required to make such a reimbursement payment to the liquidity provider. The Manager monitors the Fund’s potential exposure with respect to these agreements on a daily basis and intends to take action to terminate the Fund’s investment in related inverse floating rate securities, if it deems it appropriate to do so. At period end, the Fund’s maximum exposure under such agreements is estimated at $64,760,000.

When the Fund creates an inverse floating rate security in a tender option bond transaction by selling an underlying municipal bond to a Trust, the transaction is considered a secured borrowing for financial reporting purposes. As a result of such accounting treatment, the Fund includes the underlying municipal bond on its Statement of Investments and as an asset on its Statement of Assets and Liabilities (but does not separately include the related inverse floating rate security on either). The Fund also includes a liability on its Statement of Assets and Liabilities equal to the outstanding principal amount and accrued interest on the related short-term floating rate securities issued by the Trust. Interest on the underlying municipal bond is recorded as investment income on the Fund’s Statement of Operations, while interest payable on the related short-term floating rate securities is recorded as interest expense. At period end, municipal bond holdings with a value of $184,720,057 shown on the Fund’s Statement of Investments are held by such Trusts and serve as the underlying municipal bonds for the related $114,720,000 in short-term floating rate securities issued and outstanding at that date.

At period end, the inverse floating rate securities associated with tender option bond transactions accounted for as secured borrowings were as follows:

Principal Amount	Inverse Floater[1]	Coupon Rate[2]	Maturity Date	Value
$ 3,480,000	FL COP (Dept. of Management Services) Tender Option Bond Series 2015-XF0020 Trust	11.090%	8/1/28	$3,664,614
4,000,000	Greater Orlando, FL Aviation Authority Tender Option Bond Series 2015-XF2019 Trust[3]	13.056	10/1/32	5,066,760
4,000,000	Houston, TX Airport System Tender Option Bond Series 2015-XF0240 Trust[3]	15.185	7/1/39	4,085,920

34       OPPENHEIMER ROCHESTER AMT-FREE MUNICIPAL FUND

3. Investments and Risks (Continued)

Principal Amount	Inverse Floater[1]	Coupon Rate[2]	Maturity Date	Value
$ 4,250,000	Hudson Yards, NY Infrastructure Corp. Tender Option Bond Series 2017-XF0549-1 Trust	7.718%	2/15/37	$5,427,335
3,750,000	Hudson Yards, NY Infrastructure Corp. Tender Option Bond Series 2017-XF0549-2 Trust	7.718	2/15/39	4,751,925
5,000,000	IL Finance Authority (Northwestern Memorial Hospital/Northwestern Memorial Healthcare Obligated Group) Tender Option Bond Series 2015-XF0022 Trust	17.010	8/15/39	6,016,850
10,000,000	MA GO Tender Option Bond Series 2016-XF0530 Trust	7.749	12/1/35	12,965,600
3,650,000	MI Hospital Finance Authority Tender Option Bond Series 2015-XF2129 Trust[3]	17.770	12/1/23	4,005,912
5,215,000	NH H&EFA Tender Option Bond Series 2015- XF2144 Trust[3]	21.311	4/1/38	6,579,974
2,500,000	Orange County, FL School Board Tender Option Bond Series 2015-XF2013 Trust[3]	14.779	8/1/34	2,937,175
3,335,000	San Francisco, CA City & County COP Tender Option Bond Series 2015-XF2033 Trust[3]	10.381	10/1/33	3,986,392
10,000,000	WI H&EFA (Ascension Health Credit Group) Tender Option Bond Series 2018-XF2541 Trust	5.795	11/15/34	10,511,600

				$70,000,057

1. For a list of abbreviations used in the Inverse Floater table see the Portfolio Abbreviations table at the end of the Statement of Investments.

2. Represents the current interest rate for the inverse floating rate security.

3. Represents an inverse floating rate security that is subject to a shortfall/reimbursement agreement.

The Fund may also purchase an inverse floating rate security created as part of a tender option bond transaction not initiated by the Fund when a third party, such as a municipal issuer or financial institution, transfers an underlying municipal bond to a Trust. For financial reporting purposes, the Fund includes the inverse floating rate security related to such transaction on its Statement of Investments and as an asset on its Statement of Assets and Liabilities, and interest on the security is recorded as investment income on the Fund’s Statement of Operations.

The Fund may invest in inverse floating rate securities with any degree of leverage (as measured by the outstanding principal amount of related short-term floating rate securities). However, the Fund may only expose up to 20% of its total assets to the effects of leverage from its investments in inverse floating rate securities. This limitation is measured by comparing the aggregate principal amount of the short-term floating rate securities that are related to the inverse floating rate securities held by the Fund to the total assets of the Fund. The Fund’s exposure to the effects of leverage from its investments in inverse floating rate securities amounts to $114,720,000 at period end.

Securities on a When-Issued or Delayed Delivery Basis. The Fund may purchase securities on a “when-issued” basis, and may purchase or sell securities on a “delayed

35       OPPENHEIMER ROCHESTER AMT-FREE MUNICIPAL FUND

NOTES TO STATEMENT OF INVESTMENTS Unaudited / Continued

3. Investments and Risks (Continued)

delivery” basis. “When-issued” or “delayed delivery” refers to securities whose terms and indenture are available and for which a market exists, but which are not available for immediate delivery. Delivery and payment for securities that have been purchased by the Fund on a when-issued basis normally takes place within six months and possibly as long as two years or more after the trade date. During this period, such securities do not earn interest, are subject to market fluctuation and may increase or decrease in value prior to their delivery. The purchase of securities on a when-issued basis may increase the volatility of the Fund’s net asset value to the extent the Fund executes such transactions while remaining substantially fully invested. When the Fund engages in when-issued or delayed delivery transactions, it relies on the buyer or seller, as the case may be, to complete the transaction. Their failure to do so may cause the Fund to lose the opportunity to obtain or dispose of the security at a price and yield it considers advantageous. The Fund may also sell securities that it purchased on a when-issued basis or forward commitment prior to settlement of the original purchase.

At period end, the Fund had sold securities issued on a delayed delivery basis as follows:

When-Issued or Delayed Delivery Basis Transactions
Sold securities	$1,570,091

Credit Risk. The Fund invests in high-yield, non-investment-grade bonds, which may be subject to a greater degree of credit risk. Credit risk relates to the ability of the issuer to meet interest or principal payments or both as they become due. The Fund may acquire securities that have missed an interest payment, and is not obligated to dispose of securities whose issuers or underlying obligors subsequently miss an interest and/or principal payment.

Information concerning securities not accruing interest at period end is as follows:

Cost	$325,658,531
Market Value	$158,562,983
Market Value as % of Net Assets	8.42%

Concentration Risk. There are certain risks arising from geographic concentration in any state, commonwealth or territory. Certain economic, regulatory or political developments occurring in the state, commonwealth or territory may impair the ability of certain issuers of municipal securities to pay principal and interest on their obligations.

4. Market Risk Factors

The Fund’s investments in securities and/or financial derivatives may expose the Fund to various market risk factors:

Commodity Risk. Commodity risk relates to the change in value of commodities or commodity indexes as they relate to increases or decreases in the commodities market. Commodities are physical assets that have tangible properties. Examples of these types of

36       OPPENHEIMER ROCHESTER AMT-FREE MUNICIPAL FUND

4. Market Risk Factors (Continued)

assets are crude oil, heating oil, metals, livestock, and agricultural products.

Credit Risk. Credit risk relates to the ability of the issuer of debt to meet interest and principal payments, or both, as they come due. In general, lower-grade, higher-yield debt securities are subject to credit risk to a greater extent than lower-yield, higher-quality securities.

Equity Risk. Equity risk relates to the change in value of equity securities as they relate to increases or decreases in the general market.

Foreign Exchange Rate Risk. Foreign exchange rate risk relates to the change in the U.S. dollar value of a security held that is denominated in a foreign currency. The U.S. dollar value of a foreign currency denominated security will decrease as the dollar appreciates against the currency, while the U.S. dollar value will increase as the dollar depreciates against the currency.

Interest Rate Risk. Interest rate risk refers to the fluctuations in value of fixed-income securities resulting from the inverse relationship between price and yield. For example, an increase in general interest rates will tend to reduce the market value of already issued fixed-income investments, and a decline in general interest rates will tend to increase their value. In addition, debt securities with longer maturities, which tend to have higher yields, are subject to potentially greater fluctuations in value from changes in interest rates than obligations with shorter maturities.

Volatility Risk. Volatility risk refers to the magnitude of the movement, but not the direction of the movement, in a financial instrument’s price over a defined time period. Large increases or decreases in a financial instrument’s price over a relative time period typically indicate greater volatility risk, while small increases or decreases in its price typically indicate lower volatility risk.

37       OPPENHEIMER ROCHESTER AMT-FREE MUNICIPAL FUND

Item 2. Controls and Procedures.

(a)	Based on their evaluation of the registrant’s disclosure controls and procedures (as defined in rule 30a-3(c) under the Investment Company Act of 1940 (17 CFR 270.30a-3(c)) as of 4/30/2018, the registrant’s principal executive officer and principal financial officer found the registrant’s disclosure controls and procedures to provide reasonable assurances that information required to be disclosed by the registrant in the reports that it files under the Securities Exchange Act of 1934 (a) is accumulated and communicated to the registrant’s management, including its principal executive officer and principal financial officer, to allow timely decisions regarding required disclosure, and (b) is recorded, processed, summarized and reported, within the time periods specified in the rules and forms adopted by the U.S. Securities and Exchange Commission.

(b)	There have been no significant changes in the registrant’s internal controls over financial reporting that occurred during the registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.

Exhibits attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Oppenheimer Rochester AMT-Free Municipal Fund

By:	/s/ Arthur P. Steinmetz
Arthur P. Steinmetz
Principal Executive Officer
Date:	6/15/2018

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Arthur P. Steinmetz

Arthur P. Steinmetz
Principal Executive Officer
Date:	6/15/2018

By:	/s/ Brian S. Petersen
Brian S. Petersen
Principal Financial Officer
Date:	6/15/2018